File No: 811-21483
                                                                      333-111717

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

         Pre-Effective Amendment No.
                                      -------

         Post-Effective Amendment No.    6
                                      -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

         Amendment No.                   9
                                      -------

                        (Check appropriate box or boxes)

                                 VERACITY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                        401 West Main Street, Suite 2100
                           Louisville, Kentucky 40202
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (502) 657-6460

                              Wade R. Bridge, Esq.
                           Ultimus Fund Solutions, LLC
                         225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/ /   immediately upon filing pursuant to paragraph (b)
/X/   on July 1, 2009 pursuant to paragraph (b)
/ /   60 days after filing pursuant to paragraph (a) (1)
/ /   on (date) pursuant to paragraph (a) (1)
/ /   75 days after filing pursuant to paragraph (a) (2)
/ /   on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                      PROSPECTUS

                                                              DATED JULY 1, 2009



                                 [LOGO OMITTED]
                          VERACITY SMALL CAP VALUE FUND


                               Investment Advisor
                         Integrity Asset Management,?LLC
                                 Louisville, KY


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a crime.

                                TABLE OF CONTENTS


THE BASICS

The Fund's Investment Objective & Principal Investment Strategies..........    3
The Principal Risks of Investment .........................................    4
The Fund's Past Performance History........................................    5
The Costs of Investing in the Fund.........................................    7

WHO MANAGES THE FUND

The Investment Advisor.....................................................    8
The Fund Managers..........................................................    8
The Investment Management Agreement........................................    9
Administrator..............................................................    9

HOW TO BUY AND SELL SHARES

How Shares Are Priced Each Day.............................................   10
How To Invest in the Fund..................................................   10
How To Sell (Redeem) Your Shares...........................................   15

OTHER INFORMATION

Dividends, Distributions and Taxes.........................................   17
General Information........................................................   18
Financial Highlights.......................................................   19
Privacy Policy.............................................................   23
For More Information................................................. Back Cover

--------------------------------------------------------------------------------
      VERACITY FUNDS                         INDEPENDENT REGISTERED
      INVESTMENT ADVISOR                     PUBLIC ACCOUNTING FIRM
      Integrity Asset Management, LLC        Cohen Fund Audit Services, LTD
      401 West Main Street                   800 Westpoint Pkwy, Suite 1100
      Suite 2100                             Westlake, Ohio 44145
      Louisville, Kentucky 40202

      ADMINISTRATOR
      Ultimus Fund Solutions, LLC
      P.O. Box 46707
      Cincinnati, Ohio 45246-0707
      (Toll-Free) 1-866-896-9292
--------------------------------------------------------------------------------

THE BASICS
================================================================================

THE FUND'S INVESTMENT OBJECTIVE & PRINCIPAL INVESTMENT STRATEGIES Veracity Small Cap Value Fund seeks to achieve long-term capital growth. The Fund's investment objective may be changed by the Board of Trustees upon 60 days written notice to shareholders.

The Fund attempts to achieve its investment objective by:

      o normally investing at least 80% of its net assets in the common stocks of U.S. domestic companies with market capitalizations of less than $2 billion at the time of investment;

      o normally investing in companies that appear to be underpriced according to certain financial measurements of their intrinsic worth or business prospects; and

      o holding a broad number of securities in the portfolio, typically stocks of 100 to 150 companies.

Integrity Asset Management, LLC ("the Advisor"), the Fund's investment advisor, chooses the Fund's investments by employing a value-oriented approach that focuses on stocks that offer prudent value with improving sentiment. The Advisor finds these investments by rigorously analyzing the company's financial characteristics, and assessing the quality of the company's management. The Advisor also analyzes screening criteria such as comparative price-to-book, price-to-sales and price-to-cash flow. The Advisor further narrows the universe of acceptable investments by undertaking intensive research, including interviews with the company's top management, customers and suppliers.

The Advisor bases a common stock's value on its future stream of anticipated cash flows. Using a cash flow analysis, the Advisor determines those stocks with the most attractive return potential from this universe.

Generally, the Advisor prefers to hold a large number of securities in the portfolio to provide adequate diversification.

The Advisor regularly reviews the Fund's investments, and will sell securities when the Advisor believes they are no longer attractive because of price appreciation, the fundamental outlook of the company has changed significantly and/or alternatives that are more attractive are available.

The Fund generally invests for the long term and will, under normal market conditions, remain at least 80% invested in the common stocks of U.S. domestic companies with market capitalizations of less than $2 billion at the time of investment. This investment strategy may be changed by the Board of Trustees upon 60 days written notice to shareholders. However, under abnormal market or economic conditions, the Advisor may adopt a temporary defensive investment position for the Fund. When such a position is assumed, cash and cash equivalents may represent a significant percentage (up to 100%) of the Fund's net assets. During times when the Fund holds a significant portion of its net assets in cash and cash equivalents, the Fund will not achieve its investment objective and its performance may be negatively affected as a result.

THE PRINCIPAL RISKS OF INVESTMENT

RISKS IN GENERAL

You could lose money investing in the Fund. When you sell Fund shares, they may be worth less than what you paid for them because the value of Fund investments vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Fund. Economic growth and market conditions, interest rate levels, and political events are among the multitude of factors affecting the prices of the securities in which the Fund invests.

Further, the Advisor may not accurately predict the direction of the market as a whole and/or may select securities that underperform the market or their peers. As a result, the Advisor's investment decisions may not accomplish what they were intended to achieve.

RISKS OF INVESTING IN COMMON STOCKS

The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. Those risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Many factors affect an individual company's performance, such as the strength of its management or the demand for its products or services. The value of a company's share price might decline as a result of poor decisions made by management or lower demand for the company's products or services, or for no readily apparent reason at all. In addition, a company's share price may also decline if its earnings or revenues fall short of marketplace expectations.

There are overall stock market risks that may also affect the value of the Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of a Fund's investments may decline more than the stock markets in general.

SMALLER COMPANY INVESTMENT RISK

Investing in Small Cap companies often involves greater risk than investing in larger companies. Small Cap companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of Small Cap companies, therefore, tend to be more volatile than the securities of larger, more established companies. Small Cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a Small Cap company's stock, it may have to sell at a lower price than would otherwise be the case, or it may have to sell in smaller than desired quantities over a longer time period.

"VALUE" INVESTING RISK

The Fund invests in companies that appear to be value-oriented companies. If the Fund's perceptions of a company's inherent value are wrong, the securities purchased may not perform as expected, reducing the Fund's return. Further, "value" stocks, in general, may lose favor in the market and underperform other types of securities.

PORTFOLIO TURNOVER RISK

The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. High portfolio turnover rates may lower performance due to increased brokerage commissions and transaction costs and may also result in the realization of capital gains, resulting in negative tax consequences to shareholders, as it is likely that most of such gains would be short-term gains.

TEMPORARY DEFENSIVE POSITION RISK

Under adverse market conditions, the Fund could invest some or all of its assets in cash or cash equivalents. Although the Fund would invest in this manner for defensive purposes, it could reduce the benefit of any upswing in the market. During such periods, the Fund will not be investing in accordance with, and may not achieve, its investment objective.

THE FUND'S PAST PERFORMANCE HISTORY

The bar chart and performance table that follow give some indication of the risks and variability of investing in the Fund by showing changes in the Fund's performance from year to year for each full calendar year over the lifetime of the Fund, and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information that follows reflects fee waivers and expense reimbursements by the Advisor; had fee waivers and expense reimbursements not been made by the Advisor, returns would be less than those shown.

                               CLASS R PERFORMANCE

                               [BAR CHART OMITTED]

                                 2005     8.31%
                                 2006    18.00%
                                 2007    -7.11%
                                 2008   -31.26%

The 2009  year-to-date  return  for Class R shares  through  March  31,  2009 is
-15.54%

During the periods shown in the bar chart, the highest return for a quarter was 13.06% during the quarter ended March 31, 2006 and the lowest return for a quarter was -20.78% during the quarter ended December 31, 2008.

The impact of taxes is not reflected in the bar chart; if reflected, returns would be less than those shown.

The performance information displayed above is the performance of Class R shares only, which will differ from the performance of Class I shares to the extent that the Classes do not have the same expenses or inception dates.

The table below shows how the Fund's average annual total returns compare with those of the Russell 2000 Value Index. The table also presents the impact of taxes on the Fund's returns. After-tax returns are shown for Class R shares only and after-tax returns for Class I shares will vary due to different expenses and inception dates. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account ("IRA") or a 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                            ONE         SINCE
FOR PERIODS ENDED DECEMBER 31, 2008                    YEAR       INCEPTION*
--------------------------------------------------------------------------------
VERACITY SMALL CAP FUND- CLASS R SHARES
   Return Before Taxes............................    -31.26%       -1.36%
   Return After Taxes on Distributions............    -31.34%       -2.30%
   Return After Taxes on Distributions                -20.20%       -1.41%
      and Sale of Fund Shares.....................
RUSSELL 2000 VALUE INDEX** (reflects no
   deduction for fees, expenses, or taxes)........    -28.92%       -1.05%

VERACITY SMALL CAP FUND- CLASS I SHARES
   Return Before Taxes............................    -31.09%       -5.96%
RUSSELL 2000 VALUE INDEX** (reflects no
   deduction for fees, expenses, or taxes)........    -28.92%       -5.82%
--------------------------------------------------------------------------------

* Class R shares commenced operations on March 30, 2004 and Class I shares commenced operations on July 7, 2005.

** The Russell 2000 Value Index is an unmanaged index that measures the performance of those companies included in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

THE COSTS OF INVESTING IN THE FUND

The following tables describe the expenses and fees that you will pay if you buy and hold shares of the Fund.

              SHAREHOLDER FEES: (fees paid directly from your investment)
------------------------------------------------------------------------------------
                                                          Class R       Class I
                                                           Shares        Shares
------------------------------------------------------------------------------------
Redemption Fee (as a percentage of the amount redeemed)..   2.00%(1)(2)  2.00%(1)(2)
------------------------------------------------------------------------------------

     ANNUAL FUND OPERATING EXPENSES: (expenses that are deducted from Fund assets)
------------------------------------------------------------------------------------

                                                          Class R       Class I
                                                           Shares        Shares
------------------------------------------------------------------------------------
Management Fees........................................     1.00%        1.00%
Distribution (12b-1) Fees..............................     0.25%         None
Other Expenses.........................................     0.31%        0.30%
Acquired Fund Fees and Expenses (3) ...................     0.01%        0.01%
                                                           ------       ------
Total Annual Fund Operating Expenses...................     1.57%        1.31%
Less Fee Reductions and Expense Reimbursements (4) ....     0.06%        0.05%
                                                           ------       ------
Net Annual Fund Operating Expenses.....................     1.51%        1.26%
                                                           ======       ======
------------------------------------------------------------------------------------

(1) The redemption fee is imposed only on redemptions of shares within 30 days of the date of purchase and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions. See "Redemption Fee" on page 16 for more information on the redemption fee.

(2) A fee of $15 is charged by the Fund's custodian for redemptions paid by wire transfer. This fee is subject to change.

(3) Acquired Fund Fees and Expenses include fees and expenses incurred indirectly by the Fund on investments in other investment companies and pooled vehicles, and is based on investments made by the Fund during the fiscal year ended February 28, 2009.

(4) The Advisor has agreed until at least June 30, 2010 to reduce its management fees and/or reimburse Fund expenses to the extent necessary to limit the Fund's annual ordinary operating expenses to an amount not exceeding 1.50% of the Fund's average daily net assets allocable to Class R shares and 1.25% of the Fund's average daily net assets allocable to Class I shares. Management fee reductions and expenses reimbursed by the Advisor are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses to exceed the 1.50% limit for Class R shares and the 1.25% limit for Class I shares. Fee reductions and/or expense reimbursements by the Advisor that are eligible for repayment to the Advisor are calculated daily and paid monthly, if funds are available, subject to quarterly Board review and ratification. Ordinary operating expenses include all Fund expenses except brokerage costs, taxes, interest, Acquired Fund Fees and Expenses and extraordinary expenses.

AN EXAMPLE OF FUND EXPENSES OVER TIME

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                        Class R       Class I
                                        -------       -------
                    1 Year              $   154       $   128
                    3 Years                 490           410
                    5 Years                 849           713
                    10 Years              1,862         1,575

WHO MANAGES THE FUND
================================================================================

THE INVESTMENT ADVISOR

Integrity Asset Management, LLC, 401 West Main Street, Suite 2100, Louisville, Kentucky 40202, serves as investment advisor to the Fund. The Advisor is a Delaware limited liability company doing business and registered with the Securities and Exchange Commission ("SEC") as an investment advisor. As of May 31, 2009, the Advisor managed approximately $1.7 billion in assets.

The Advisor is responsible for the overall investment operations of the Fund; it provides investment advisory services to the Fund and is primarily responsible to the Board of Trustees for the Fund's investment activities. The Advisor provides quarterly reports to the Board covering the investment activities of the Fund (or more frequently if the Board requires). The Advisor is responsible for ensuring that the Fund is managed in accordance with its investment objective and restrictions, is responsible for reporting any deviations to the Board and for taking such corrective actions as the Board may direct.

THE FUND MANAGERS

The Advisor employs a team of investment professionals to manage the Fund's investments. The lead managers of the investment team are:

Daniel G. Bandi, CFA -- Mr. Bandi is Chief Investment Officer and a Principal of the Advisor. Mr. Bandi is responsible for analyzing and recommending buy/sell decisions within the designated sectors of financials and industrials. Mr. Bandi also assists the other Fund Managers with overall portfolio strategy. Mr. Bandi has been with the Advisor since shortly after its formation in 2003. Prior to joining the Advisor, Mr. Bandi was Managing Director of Equity Investments for National City Investment Management Co. from 1998 to 2003. Mr. Bandi earned his Bachelor of Arts degree in Economics from the University of Pittsburgh in 1987, and an MBA in Finance from Texas A&M University at Commerce in 1990.

Adam I. Friedman -- Mr. Friedman is Senior Portfolio Manager and a Principal of the Advisor. Mr. Friedman is responsible for analyzing and recommending buy/sell decisions within the designated sectors of consumer cyclicals and technology. Mr. Friedman also assists the other Fund Managers with overall portfolio strategy. Mr. Friedman has been with the Advisor since shortly after its formation in 2003. Prior to joining the Advisor, Mr. Friedman was Senior Portfolio Manager for National City Investment Management Co. from 1998 to 2003. Mr. Friedman earned his Bachelor of Science degree in Psychology/Pre-Med from the University of Maryland in 1987, and an MBA in Finance from Case Western University in 1990.

Daniel J.  DeMonica,  CFA -- Mr.  DeMonica  is Senior  Portfolio  Manager  and a
Principal of the Advisor. Mr. DeMonica is responsible for analyzing and recommending buy/sell decisions within the designated sectors of transportation, healthcare, consumer discretionary and utilities. Mr. DeMonica also assists the other Fund Managers with overall portfolio strategy. Mr. DeMonica has been with the Advisor since shortly after its formation in 2003. Prior to joining the Advisor, Mr. DeMonica was a Portfolio Manager and Security Analyst for National City Investment Management Co. from 1998 to 2003. Mr. DeMonica earned his Bachelor of Arts degree in Finance from Indiana University in 1994, and an MBA in Finance from Case Western University in 2000.

The Fund's Statement of Additional Information contains additional information about the Fund Managers' compensation, other accounts managed by the Fund Managers, and the Fund Managers' ownership of Fund shares.

THE INVESTMENT MANAGEMENT AGREEMENT

For its services to the Fund, the Advisor receives an investment advisory fee from the Fund at the annual rate of 1.00% of the Fund's average daily net assets, less any fee reductions. A discussion regarding the factors considered by the Board of Trustees in approving the most recent continuance of the Investment Management Agreement with the Advisor will be available in the Fund's Semiannual Report for the period ending August 31, 2009.

The Advisor has agreed to reduce its advisory fees and/or reimburse expenses of the Fund to the extent necessary to limit the Fund's annual ordinary operating expenses to an amount not exceeding 1.50% for Class R shares and 1.25% for Class I shares. This obligation expires on June 30, 2010, but may be renewed for additional time periods.

The Advisor has entered into an Expense Recapture Agreement with the Fund, which has been approved by the Board of Trustees, permitting the Advisor to recover advisory fee reductions and/or expense reimbursements on behalf of the Fund, but only for a period of three years after the reduction or reimbursement, and only if such recovery will not cause the Fund's ordinary operating expenses with respect to Class R and Class I shares to exceed 1.50% and 1.25%, respectively. Advisory fee reductions and expense reimbursements that are eligible for recovery by the Advisor are calculated daily and paid monthly, if funds are available. Ordinary operating expenses include all Fund expenses except brokerage costs, taxes, interest, Acquired Fund Fees and Expenses and extraordinary expenses.

ADMINISTRATOR

Ultimus Fund Solutions, LLC ("Ultimus"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include
(i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv)
regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

The Statement of Additional Information has more detailed information about the Advisor, Ultimus and other service providers to the Fund.

HOW TO BUY AND SELL SHARES
================================================================================

HOW SHARES ARE PRICED EACH DAY

The price you pay for shares of the Fund, and the price you receive upon selling or redeeming shares of the Fund, is based upon the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

     Net Asset Value  =  Total Assets - Total Liabilities
                         --------------------------------
                           Number of Shares Outstanding

The NAV is calculated as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays:?New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received, in proper form, by the Fund's transfer agent, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 (the "Transfer Agent"). If you purchase, redeem or reinvest Fund shares directly through the Fund, then your order must be received by the Transfer Agent prior to the close of trading on the NYSE in order to be confirmed for that day's NAV. The Fund's investments are valued at market value or, if a market quotation is not available or is considered unreliable due to market or other events, at the fair value determined in good faith by the Advisor, subject to the review and oversight of the Fund's Board of Trustees. The Fund may use an independent pricing service to determine market value of the Fund's investments.

Your order to purchase or redeem Fund shares is priced at the next NAV calculated after your order is received in proper form. Redemptions of Fund shares may be subject to a redemption fee (see "Redemption Fee" on page 16 for additional information).

HOW TO INVEST IN THE FUND

The Fund offers two classes of shares, Class R and Class I, both No-Load shares. No-Load Shares are sold at NAV without an initial sales charge. This means that 100% of your initial investment will purchase shares of the Fund. Class R shares impose an ongoing distribution fee equal to an annual rate of up to 0.25% of average net assets, while Class I shares do not. See "The Different Classes of Shares" below for more detailed information regarding the two classes of shares.

Your purchase of Fund shares is subject to the following minimum investment amounts:

                                   MINIMUM
                                 INVESTMENT              SUBSEQUENT
                               TO OPEN ACCOUNT           INVESTMENTS
                               ---------------           -----------
             Class R              $ 25,000                  $1,000
             Class I              $250,000                  $5,000

The Advisor reserves the right to waive the minimum investment amounts.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No cash, drafts, "starter" checks, travelers checks, money orders, credit card checks, cashiers checks under $10,000 or third party checks will be accepted. A fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account, or other reasons.

If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or its agent) has the authority to redeem shares in your account(s) with the Fund to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund. If the cancellation causes a loss, any broker involved in the transaction will bear initial responsibility for such loss, with the Fund only bearing the loss if no other party is available.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your cancelled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

Your investment in the Fund should be intended to serve as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to its efficient management, which includes investors with a history of excessive trading. The Fund also reserves the right to discontinue the offering of shares at any time.

ADDING TO YOUR ACCOUNT

You can invest in the Fund by mail, wire transfer, and through participating financial services professionals. After you have established your account, you may also make subsequent purchases by telephone. You may also invest in the Fund through an automatic investment plan. Any questions you may have can be answered by calling the Transfer Agent, toll-free, at 1-866-896-9292.

PURCHASES THROUGH FINANCIAL SERVICES ORGANIZATIONS

You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Call your investment professional to make your purchase. See the section "The Different Classes of Shares" for more information regarding the availability of Fund shares through financial services organizations. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY MAIL

To purchase shares by mail, complete an Account Application, make a check payable to Veracity Funds, and mail the Application and check:

via U.S. mail to:

                                 Veracity Funds
                         c/o Ultimus Fund Solutions, LLC
                                 P.O. Box 46707
                           Cincinnati, Ohio 45246-0707

or by overnight courier service to:

                                 Veracity Funds
                         c/o Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246

Your purchase order, if accompanied by payment, will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order, in proper form, and payment by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), your shares will be purchased at the Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

PURCHASING SHARES BY WIRE TRANSFER

Your investment will be made at the next determined net asset value after your wire is received together with the account information noted below. If the Transfer Agent does not receive timely and complete account information, there may be a delay in the investment of your money and the accrual of any dividends. You should contact your bank for information on sending money by wire, including any fees that your bank may charge for these services. There is presently no fee for receipt of wired funds, but the Transfer Agent reserves the right to charge shareholders for this service upon 30 days advance notice.

INITIAL PURCHASES

To make an initial purchase of shares by wire you must complete an account application and fax it to the Transfer Agent at (513) 587-3438. Prior to faxing your account application, please contact the Transfer Agent at 1-866-896-9292 to ensure proper handling of your purchase order. The Transfer Agent will review your account application and, if in proper form, will provide you with an account number and wire instructions. If your account application is not in proper form the Transfer Agent will assist you in satisfying the Fund's requirements. You must mail an original account application to the Transfer Agent at the address noted above.

SUBSEQUENT PURCHASES

For subsequent purchases, please contact the Transfer Agent at 1-866-896-9292. The Transfer Agent will provide you with the information necessary to complete your purchase. You should be prepared to provide, at a minimum, the account name and account number for which the money is being wired to.

AUTOMATIC INVESTMENT PLAN

You may purchase shares of the Fund through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other account for investment in shares of the Fund. You can take advantage of the Plan by filling out the Automatic Investment Plan section of the Account Application. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member. There are currently no charges imposed by the Fund or Transfer Agent for transfers under the Plan. The Fund may alter, modify, amend or terminate the Plan at any time, but will provide you with at least thirty days advance notice if it does so. For more information, call the Transfer Agent at 1-866-896-9292.

THE DIFFERENT CLASSES OF SHARES

Class R Shares and Class I Shares, which represent interests in the same portfolio of investments and have the same rights, differ primarily in the expenses to which they are subject and required investment minimums. This section describes the costs associated with investing in the two classes and explains the eligibility requirements for investing in Class R and Class I shares.

Class R shares are subject to a distribution (12b-1) fee of up to the annual rate of 0.25% of the Fund's average daily net assets allocable to Class R shares (see "Distribution Fees" below). Class R shares require a $25,000 initial investment. Class R shares are sold through various financial services organizations, including some organizations that may receive fees from the Fund and/or the Advisor.

Class I shares are not subject to a distribution (12b-1) fee. To qualify to purchase Class I shares, you must make an initial investment of at least $250,000. In addition, Class I shares are only available for purchase directly from the Transfer Agent or through a financial services organization that does not charge an asset based fee to the Fund or the Advisor.

MISCELLANEOUS PURCHASE INFORMATION

The Fund reserves the right to reject purchase orders for shares under circumstances or in amounts considered disadvantageous to shareholders. Purchase orders will not be accepted unless they are accompanied by payment in U.S.
funds. Payment must be made by wire transfer or check drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and your order is in accordance with the broker's procedures, your purchase will be processed at the NAV calculated at 4:00 p.m. on that day. The securities broker must send to the Transfer Agent funds in the amount of the purchase price within three business days of the order. The Fund has authorized certain securities brokers to receive on its behalf purchase and redemption orders. Such brokers and dealers may, in turn, designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders received in such manner will be priced at the Fund's NAV next computed after they are received by an authorized broker or the broker's authorized designee. Customer orders received after 4:00 p.m. Eastern time will be processed on the next business day.

Federal regulations require that you provide a certified taxpayer identification number whenever you open an account. If any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Fund will be required to withhold a percentage of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure. In addition, an investor that does not provide a taxpayper identification number will be prohibited from opening an account.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

TO HELP THE GOVERNMENT FIGHT THE FUNDING OF TERRORISM AND MONEY LAUNDERING ACTIVITIES, FEDERAL LAW REQUIRES ALL FINANCIAL INSTITUTIONS, WHICH INCLUDES MUTUAL FUNDS, TO OBTAIN, VERIFY AND RECORD INFORMATION THAT IDENTIFIES EACH PERSON WHO OPENS AN ACCOUNT. ACCORDINGLY, WHEN YOU OPEN AN ACCOUNT WITH THE FUND, WE WILL ASK FOR YOUR NAME, DATE OF BIRTH, AND OTHER INFORMATION THAT WILL ALLOW US TO IDENTIFY YOU. WE MAY ALSO ASK FOR OTHER IDENTIFYING DOCUMENTS OR INFORMATION. IF YOU FAIL TO PROVIDE US WITH REQUESTED INFORMATION, WE MAY BE UNABLE TO OPEN YOUR ACCOUNT, OR MAY HAVE TO CLOSE YOUR RECENTLY OPENED ACCOUNT OR RESTRICT ACTIVITY IN YOUR ACCOUNT UNTIL THE REQUESTED INFORMATION IS PROVIDED.

DISTRIBUTION FEES

The Fund has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") for Class R shares, pursuant to which the Fund pays a monthly fee for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund's average daily net assets allocable to Class R shares (the "12b-1 Plan"). These fees are paid to third parties for services provided by those parties to Class R shareholders.

The Board adopted the 12b-1 Plan so that the Fund would have available sufficient resources to pay third parties who provide eligible services to the Fund's Class R shareholders.

If you hold Class R shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the Financial Industry Regulatory Authority due to the recurring nature of distribution (12b-1) fees.

Should the Fund ever terminate the 12b-1 Plan, the resulting decrease in overall expenses borne by the Fund's Class R shareholders would make it more likely that the Advisor would be able to recover fee reductions and/or expense reimbursements under its Expense Recapture Agreement (see "Who Manages the Fund--The Investment Management Agreement" above).

FREQUENT TRADING POLICIES

Frequent purchases and redemptions ("Frequent Trading") of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of Fund shares. When monitoring shareholder purchases and redemptions the Fund does not apply a quantitative definition to Frequent Trading. Instead the Fund uses a subjective approach which in itself could lead to inconsistent application of the Fund's Frequent Trading policies.

In its efforts to curb Frequent Trading in the Fund, the Fund's Board of Trustees has taken the following actions:

1) Reserving the right of the Fund to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in Frequent Trading of Fund shares. The right to reject an order applies to any order, including an order placed by financial intermediaries; and

2) Imposing a 2% redemption fee on redemptions that occur within 30 days of the share purchase. The redemption fee will be used by the Fund to defray the expenses associated with the redemption.

The Fund does not accommodate Frequent Trading of Fund shares.

When financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund may not be able to monitor the individual clients' trading activity. The Fund's service providers review trading activity at the omnibus account level, and look for activity that may indicate potential Frequent Trading or market timing. If the Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Intermediaries may apply Frequent Trading policies that differ from those described in this Prospectus. If you invest with the Fund through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage Frequent Trading of Fund shares, it cannot guarantee that such trading will not occur.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares on any day the NYSE is open. You may request the sale of your shares either by mail or by telephone.

BY MAIL

Redemption requests should be mailed via U.S. mail to:

                                 Veracity Funds
                         c/o Ultimus Fund Solutions, LLC
                                 P.O. Box 46707
                           Cincinnati, Ohio 45246-0707

or by overnight courier service to:

                                 Veracity Funds
                         c/o Ultimus Fund Solutions, LLC
                          225 Pictoria Drive, Suite 450
                             Cincinnati, Ohio 45246

The selling price of the shares being redeemed will be the Fund's NAV next calculated after receipt of all required documents in "Good Order." "Good Order" means that the request must include:

      1.    Your account number;

      2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;

      3. The signatures of all account owners exactly as they are registered on the account;

      4.    Any required signature guarantees; and

      5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the date of the redemption, unless otherwise expressly agreed by the parties at the time of the transaction.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, which can take up to 15 days from the date of purchase.

BY TELEPHONE

You may redeem shares having a value of $50,000 or less by calling the Transfer Agent at 1-866-896-9292. Redemption proceeds will be transmitted directly to you or wired to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Fund or the Transfer Agent within 30 days prior to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone. If you are unable to contact the Transfer Agent by telephone, requesting the redemption by mail should be considered.

You should understand that, with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions.

BY WIRE

You may request the redemption proceeds be wired to your designated bank. The Fund's custodian charges a $15 fee for outgoing wires.

REDEMPTION FEE

A redemption fee of 2% of the dollar value of the shares redeemed, payable to the Fund, is imposed on any redemption of shares within 30 days of the date of purchase. No redemption fee will be imposed on the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time.

The redemption fee will not be assessed on the redemption of shares held through certain retirement plans or in the case of redemptions resulting from institutional rebalancing programs and/or asset allocation programs that have been pre-approved by the Fund's Advisor. The redemption fee is also waived on required distributions from IRA accounts due to the shareholder reaching age
70(1)/2, and for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code) of a shareholder named on the account. Redemptions resulting from recharacterizations and/or excess contributions from an IRA account also may be waived. The Fund may require documentation in connection with these waivers.

In addition to the circumstances noted above, the Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that the imposition of the redemption fee is not necessary to protect the Fund from the effects of Frequent Trading.

SIGNATURE GUARANTEES

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

      (i)   if you change the ownership on your account;

      (ii) if you want the redemption proceeds sent to a different address than is registered on the account;

      (iii) if redemption proceeds are to be made payable to someone other than the account's owner(s);

      (iv) if redemption proceeds are to be transmitted by wire transfer to a bank account other than your pre-designated bank account; and

      (v) if a change of address request has been received by the Fund or the Transfer Agent within 30 days prior to the request for redemption.

In addition, signature guarantees are required if the shares to be redeemed have a value of more than $50,000. A redemption will not be processed until the signature guarantee, if required, is received in "Good Order."

Signature guarantees are designed to protect both you and the Fund from fraud. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and the Transfer Agent reserve the right to amend these standards at any time. If these standards change the Fund will provide reasonable notice of such change. For more information on signature guarantees, call the Transfer Agent at 1-866-896-9292.

OTHER INFORMATION
================================================================================

DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December. Distributions of net investment income and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. The Fund's distributions of net investment income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The Fund has qualified and plans to continue to qualify as a regulated investment company for federal income tax purposes, and as such, it will not be subject to federal income tax on its taxable income and capital gains that it distributes to its shareholders. The Fund intends to distribute its net investment income and capital gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations which hold shares of the Fund, certain income dividends may qualify for a 70% dividends-received deduction.

Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

When you redeem Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for tax-deferred accounts and tax-exempt investors, gains realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified by February 15 of each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes (presently at the rate of 28%) on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone's tax situation is not the same, you should consult a tax professional about federal, state and local tax consequences of an investment in the Fund.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases and redemptions of shares.

In reports, other communications to investors, or advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Morningstar, Inc. or Lipper Analytical Services, Inc., or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to one or more appropriate indices.

According to the laws of Delaware under which the Fund is organized and the Fund's Declaration of Trust and Bylaws, the Fund is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. Accordingly, the Fund will hold shareholder meetings only where required by the 1940 Act. Shareholders have the right to call a meeting of shareholders for the purpose of voting to remove trustees. The Fund will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the 1940 Act.

The Board of Trustees has approved Codes of Ethics for the Fund, the Advisor and the Fund's principal underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Codes. The Fund has filed copies of each Code of Ethics with the SEC. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

FINANCIAL HIGHLIGHTS
================================================================================

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain financial information reflects financial results for a single share of the Fund. The total returns in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by the Fund's independent registered public accounting firm, Cohen Fund Audit Services, Ltd., whose report, along with the Fund's financial statements, is included in the annual report to shareholders, which may be obtained at no charge by calling the Fund.

VERACITY SMALL CAP VALUE FUND (CLASS R)
================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                    YEARS ENDED                            PERIOD
                                             ---------------------------------------------------------      ENDED
                                             FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 28
                                                 2009           2008           2007           2006         2005(a)
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..     $    20.92     $    26.79     $    26.01     $    22.99     $    20.00
                                              ----------     ----------     ----------     ----------     ----------
Income (loss) from investment operations:
   Net investment income (loss) .........           0.13           0.03           0.03          (0.02)         (0.04)
   Net realized and unrealized gains
      (losses) on investments ...........          (8.66)         (4.05)          2.18           3.84           3.03
                                              ----------     ----------     ----------     ----------     ----------
Total from investment operations ........          (8.53)         (4.02)          2.21           3.82           2.99
                                              ----------     ----------     ----------     ----------     ----------
Less distributions:
   From net investment income ...........          (0.13)         (0.03)         (0.03)            --             --
   From net realized gains on investments             --          (1.81)         (1.40)         (0.80)            --
   Return of capital ....................           0.00(b)       (0.01)            --             --             --
                                              ----------     ----------     ----------     ----------     ----------
Total distributions .....................          (0.13)         (1.85)         (1.43)         (0.80)            --
                                              ----------     ----------     ----------     ----------     ----------

Proceeds from redemption fees collected .           0.00(b)        0.00(b)        0.00(b)        0.00(b)        0.00(b)
                                              ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ........          12.26          20.92          26.79          26.01          22.99
                                              ==========     ==========     ==========     ==========     ==========

Total return (c) ........................        (40.91%)       (15.81%)         8.46%         16.98%         14.95%(d)
                                              ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) .....         48,510         91,731        116,883         44,708         15,887
                                              ==========     ==========     ==========     ==========     ==========
Ratio of net expenses
   to average net assets ................          1.50%(e)       1.50%(g)       1.50%(e)       1.49%(e)       1.49%(e)(f)

Ratio of net investment income (loss)
   to average net assets ................          0.70%          0.06%(g)       0.08%         (0.13%)        (0.33%)(f)

Portfolio turnover rate .................            86%            92%           106%           140%           187%(f)

(a) Represents the period from the commencement of operations (March 30, 2004) through February 28, 2005.
(b)   Amount rounds to less than $0.01 per share.
(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)   Not annualized.
(e) Absent fee reductions and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.56%, 1.56%, 1.82% and 2.08%(f) for the periods ended February 28, 2009, 2007, 2006 and 2005, respectively.
(f)   Annualized.
(g) Absent the recoupment of fees previously reduced and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.49% and the ratio of net investment income to average net assets would have been 0.07% for the year ended February 29, 2008.

VERACITY SMALL CAP VALUE FUND (CLASS I)
================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                               YEARS ENDED                     PERIOD
                                                                ------------------------------------------      ENDED
                                                                FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28
                                                                    2009           2008           2007          2005(a)
------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .....................     $    20.97     $    26.85     $    26.04     $    23.42
                                                                 ----------     ----------     ----------     ----------
Income (loss) from investment operations:
   Net investment income ...................................           0.18           0.07           0.08           0.02
   Net realized and unrealized gains (losses) on investments          (8.69)         (4.03)          2.20           3.42
                                                                 ----------     ----------     ----------     ----------

Total from investment operations ...........................          (8.51)         (3.96)          2.28           3.44
                                                                 ----------     ----------     ----------     ----------
Less distributions:
   From net investment income ..............................          (0.18)         (0.07)         (0.07)         (0.02)
   From net realized gains on investments ..................             --          (1.81)         (1.40)         (0.80)
   Return of capital .......................................          (0.01)         (0.04)            --             --
                                                                 ----------     ----------     ----------     ----------
Total distributions ........................................          (0.19)         (1.92)         (1.47)         (0.82)
                                                                 ----------     ----------     ----------     ----------

Proceeds from redemption fees collected ....................             --           0.00(b)          --             --
                                                                 ----------     ----------     ----------     ----------

Net asset value at end of period ...........................     $    12.27     $    20.97     $    26.85     $    26.04
                                                                 ==========     ==========     ==========     ==========

Total return (c) ...........................................        (40.79%)       (15.57%)         8.72%         15.03%(d)
                                                                 ==========     ==========     ==========     ==========

Net assets at end of period (000's). .......................     $   27,578     $   50,456     $   74,583     $   29,328
                                                                 ==========     ==========     ==========     ==========
Ratio of net expenses
   to average net assets ...................................          1.24%(e)       1.25%(g)       1.25%(e)       1.25%(e)(f)

Ratio of net investment income
   to average net assets ...................................          0.95%          0.31%(g)       0.33%          0.12%(f)

Portfolio turnover rate ....................................            86%            92%           106%           140%

(a) Represents the period from the commencement of operations (July 7, 2005) through February 28, 2006.
(b)   Amount rounds to less than $0.01 per share.
(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)   Not annualized.
(e) Absent fee reductions and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.30%, 1.31% and 1.58%(f) for the periods ended February 28, 2009, 2007 and 2006, respectively.
(f)   Annualized.
(g) Absent the recoupment of fees previously reduced and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.24% and the ratio of net investment income to average net assets would have been 0.32% for the year ended February 29, 2008.

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                                                                              21

                        [Page Left Intentionally Blank]

--------------------------------------------------------------------------------

                                 PRIVACY POLICY
================================================================================

Your personal privacy is important. At Veracity Funds, including our subsidiaries and affiliated entities, we recognize that whether you are an existing customer or are considering a relationship with us, you have an interest in how we collect, retain and use information about you and your relationship with us. We are committed to protecting your confidential information. We do this by maintaining standards and procedures designed to prevent the accidental disclosure of such information and/or its misuse. Our Customer Privacy Policy, which outlines how we accomplish the protection of your information, is set forth below.

                             INFORMATION COLLECTION

We may collect "non-public personal information" about you from the following sources:

      o Information we receive from you on Account Applications and other account forms you provide to us;

      o Information about your transactions with us, our affiliates, and other entities;

      o Information we receive from third parties, such as credit bureaus, the IRS, and others.

"Non-public personal information" is non-public information about you that we obtain in connection with providing a financial product or service to you. For example, non-public personal information includes information regarding your account balance, shares held, which funds you own, your investment history, etc.

                            INFORMATION USE & SHARING
                               WITH THIRD PARTIES

We are permitted under law to share information about our experiences or transactions with you or your account (such as your account balance, shares owned, and investment history) with affiliates. We may also share additional information about you or your account (such as information we receive from account applications and other correspondence) with our affiliates. We do not disclose information to our affiliates that does not directly relate to our or our affiliates' experiences or transactions with your account.

We are also permitted under law to disclose non-public information about you to "non-affiliated third parties" in certain circumstances. We may share certain kinds of customer information with these third parties solely to facilitate the offering, administration collection and delivery of our services to you, and only under strictly controlled circumstances designed to protect the privacy of your information. We require any non-affiliated third party with whom we share such information to maintain the privacy of that information. Those parties are not allowed to release, use for their own purposes, or sell, transfer or provide any customer information we share with them to any other party. You should be aware that there may be occasions where we are legally required to disclose information about you, such as in response to governmental or court order. If you decide to close your account with us, we will continue to adhere to these privacy policies. Lastly, we do not sell customer lists or individual customer information.

                               SECURITY STANDARDS

Access to customer information is authorized for business purposes only and only for our employees who need to know such information. We regularly train our employees on privacy and privacy security, and we have established and continuously maintain standards and procedures to protect the privacy of your information. When you use our on-line (Internet) products and services, we may collect information about you to personalize our services to you, but we do not share any such information or your email information to anyone other than our affiliates, unless compelled to do so under law.

                                    ACCURACY

We continually strive to maintain complete and accurate information about you and your accounts. Should you ever believe that our records are inaccurate or incomplete, please call us immediately at 1-866-896-9292. We will investigate your concerns and correct any inaccuracies. We will also confirm to you the actions we have taken concerning your account. You may also write to us at Veracity Funds, c/o Ultimus Fund Solutions, LLC., P.O. Box 46707, Cincinnati, OH 45246-0707.
--------------------------------------------------------------------------------

                              FOR MORE INFORMATION

In addition to the information contained in this Prospectus, the following documents are available free upon request:

o     ANNUAL AND SEMIANNUAL REPORTS

The Fund publishes annual and semiannual reports to shareholders that contain detailed information on the Fund's investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

o     STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Fund. It is incorporated by reference and is legally considered a part of this Prospectus. A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Currently, the Fund does not have a web site. Therefore, to obtain free copies of the SAI, the annual and semiannual reports or other information about the Fund, or to make inquiries about the Fund, please call toll-free:

                                 1-866-896-9292

A copy of your requested document(s) will be sent to you within three business days after we receive your request.

Only one copy of a Prospectus or an annual or semiannual report will be sent to each household address. This process, known as "Householding," is used for most required mailings. (It does not apply to confirmations of transactions and account statements, however.) You may, of course, request an additional copy of Prospectus or an annual or semiannual report at any time by calling or writing the Fund. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act File No.:  811-21483

                      STATEMENT OF ADDITIONAL INFORMATION

                                  JULY 1, 2009

                                 VERACITY FUNDS

This Statement of Additional Information is not a prospectus. It is intended to supplement and should be read in conjunction with the Prospectus of the Veracity Small Cap Value Fund dated July 1, 2009. You may obtain a copy of the
Prospectus, free of charge, by writing to Veracity Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707 or by calling the Trust at 1-866-896-9292.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

The Fund's Investment Policies, Objectives and Securities                      2
--------------------------------------------------------------------------------

Fundamental & Non-Fundamental Investment Restrictions                          6
--------------------------------------------------------------------------------

Investment Advisory Agreement                                                  7
--------------------------------------------------------------------------------

Distribution Plan                                                             10
--------------------------------------------------------------------------------

Trustees and Officers of the Trust                                            10
--------------------------------------------------------------------------------

Principal Security Holders                                                    14
--------------------------------------------------------------------------------

Performance Calculations                                                      15
--------------------------------------------------------------------------------

Additional Information About Purchasing and Redeeming Shares                  16
--------------------------------------------------------------------------------

Additional Tax Information                                                    17
--------------------------------------------------------------------------------

Portfolio Transactions                                                        20
--------------------------------------------------------------------------------

Disclosure of Portfolio Holdings                                              21
--------------------------------------------------------------------------------

Custodian                                                                     23
--------------------------------------------------------------------------------

Transfer Agent and Administrator                                              23
--------------------------------------------------------------------------------

Principal Underwriter                                                         23
--------------------------------------------------------------------------------

Independent Registered Public Accounting Firm                                 23
--------------------------------------------------------------------------------

Chief Compliance Officer                                                      24
--------------------------------------------------------------------------------

Other Fund Costs                                                              24
--------------------------------------------------------------------------------

General Information                                                           24
--------------------------------------------------------------------------------

Financial Statements                                                          26
--------------------------------------------------------------------------------

Appendix A: Proxy Voting Guidelines Summary                                   27
--------------------------------------------------------------------------------

                         THE FUND'S INVESTMENT POLICIES,
                            OBJECTIVES AND SECURITIES

The Fund's investment objective and the manner in which the Fund pursues its investment objective are generally discussed in the Prospectus. This section provides information concerning the Fund's investment policies and strategies that are not a part of the Fund's principal investment strategies, but may be employed from time to time to help enhance the overall return of the Fund. This section also describes securities in which the Fund may invest but which are not part of the Fund's principal investment strategies.

The Fund is a diversified Fund, meaning that at least 75% of the Fund's total assets will normally be invested in qualifying securities. Qualifying securities include cash and cash equivalents, other mutual funds, United States Government securities, and any other security that, at the time of purchase, comprised not more than 5% of the Fund's total assets. Normally, the Fund will invest at least 80% of its net assets in common stocks of U.S. companies with market capitalizations of less than $2 billion. The Fund may change this policy at any time upon 60 days prior written notice to shareholders. The Fund may also invest in the securities listed below to a limited extent.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. The Fund will not invest more than 20% of its net assets in REITS.

FOREIGN SECURITIES. The Fund may invest up to 10% of its net assets in the common stocks of foreign issuers including, but not limited to, foreign securities in the form of American Depositary Receipts (ADRs). Investments in foreign companies involve certain risks not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company because foreign companies may not be subject to the regulatory requirements of U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability that could negatively affect the Fund.

PREFERRED STOCK. The Fund may invest in preferred stocks. Preferred stocks generally pay dividends at a specified rate and generally have preference over common shares in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stocks are generally payable at the discretion of the issuer's board of directors. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes, and preferred stocks that may be converted into or exchanged for common stock and/or other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Advisor anticipates such stock will provide the Fund with opportunities that are consistent with the Fund's investment objective and policies.

DEBT SECURITIES. The Fund may invest in corporate and U.S. Government debt securities. U.S. Government securities include direct obligations of the U.S.
Government and obligations issued by U.S. Government agencies and instrumentalities. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations, either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are primarily exposed to interest rate risk.

A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. In the case of corporate debt, the Fund will normally purchase investment grade securities, meaning securities rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's, or any similar rating by any nationally recognized statistical rating organization. However, this section will not apply to investments made pursuant to the Fund's policy on Special Situations under which the Fund may invest in corporate obligations without regard to credit rating, current yield, or public registration.

All debt securities face the risk that their principal value will decline because of a change in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and will rise in value when interest rates decline. Also, securities with longer maturities will experience a more pronounced change in value when interest rates change.

MUTUAL FUNDS. Subject to restrictions set forth in Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund may invest in securities issued by other registered investment companies. This means that the Fund and its affiliated persons may not own in the aggregate more than 3% of the total outstanding shares of another investment company. As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders.

REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks, and other financial institutions, provided that the Fund's custodian at all times has possession of the securities serving as collateral for the Repos or has proper evidence of book-entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified price and time (as short as one day and as long as several weeks). The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

A Repo exposes the Fund to the risk that the party that sells the securities will default on its obligation to repurchase those securities. If that happens, the Fund can lose money because it may not be able to sell the securities at the agreed-upon time and price or because the securities may lose value before they can be sold.

CASH RESERVES. The Fund may hold a significant portion of its net assets in cash or cash equivalents, either to maintain liquidity or for temporary defensive purposes. The Fund will normally invest its remaining assets in cash and cash equivalents, such as U.S. Government debt instruments, money market funds, and repurchase agreements.

RESTRICTED AND ILLIQUID SECURITIES. The Fund will not invest more than 15% of its net assets in securities that the Advisor determines to be illiquid. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of a lack of an available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

The Fund may also invest in securities acquired in a privately negotiated transaction from the issuer or a holder of the issuer's securities and which may not be distributed publicly without registration under the Securities Act of 1933.

Restricted and illiquid securities are valued in such good faith manner as the Trust's Board of Trustees deems appropriate to reflect the fair market value of such securities.

SPECIAL SITUATIONS. The Fund may invest in special situations from time to time. A special situation arises when, in the opinion of the Advisor, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's net assets (valued at the time of investment).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars, in an amount equal to the aggregate fair market value of its commitments to such transactions.

MASTER-FEEDER OPTION. Notwithstanding its other investment policies, the Fund may seek to achieve its investment objective by investing substantially all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Trustees, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment. In the unlikely event that the Fund invested in such manner, Fund shareholders would incur a duplication of fees which would negatively impact the Fund's returns.

OPTIONS.  The Fund may  invest in options on equity  securities  and  securities indices, and options on futures contracts. The primary risks associated with these investments are: (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. Further, over-the-counter options can be less liquid than exchange-traded options. Accordingly, the Fund will treat over-the-counter options as illiquid securities. Investing in options involves specialized skills and techniques different from those associated with ordinary portfolio transactions. The Fund will not invest more than 10% of its total assets in options transactions. Options may be purchased for hedging purposes, or to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. The Fund may write (sell) stock or stock index options only for hedging purposes or to close out positions in stock or stock index options that the Fund has purchased. The Fund may only write (sell) "covered" options.

FUTURES CONTRACTS AND RELATED OPTIONS. To hedge against changes in securities prices or interest rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible investments in futures contracts are limited to futures on various equity securities and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the Commodity Futures Trading Commission.

The Fund may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") does not exceed 5% of the market value of the Fund's total assets. Otherwise, the Fund may invest up to 10% of its total assets in initial margins and premiums on futures and related options.

PORTFOLIO TURNOVER. The Fund will generally purchase and sell securities without regard to the length of time the security has been held. The Fund's principal investment strategies typically do not generate high turnover rates, and the Fund anticipates that its portfolio turnover rate normally will not exceed 200%. However, there can be no assurance that the Fund will not exceed this rate, and the Fund's portfolio turnover rate will vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. The Fund's portfolio turnover rates for the fiscal years ended February 28, 2009, February 29, 2008 and February 28, 2007 were 86%, 92% and 106%, respectively.

INITIAL PUBLIC OFFERINGS ("IPOs"). The Fund will invest not more than 10% of its total assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the portfolio turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares acquired in an IPO, the Fund may realize taxable gains it must subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investments in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories, and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

                          FUNDAMENTAL & NON-FUNDAMENTAL
                             INVESTMENT RESTRICTIONS

The restrictions listed below are fundamental policies and may be changed only with the approval of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act. As provided in the 1940 Act, a vote of a majority of the outstanding voting securities of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

The following investment restrictions apply to the Fund. The Fund will not:

1) acquire securities of any one issuer that at the time of investment represent more than 10% of the voting securities of the issuer.
2) invest 25% or more of its total assets in a single industry or group of related industries.
3) borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing.
4)    underwrite the distribution of securities of other issuers.
5)    invest in  companies  for the  purpose of  management  or the  exercise of control.
6) lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities(2)).
7)    issue senior securities.(b)
8) invest in oil, gas, or other mineral exploration or development programs; although the Fund may invest in marketable securities of companies engaged in oil, gas, or mineral exploration.
9) purchase or sell real estate, real estate loans, or real estate limited partnerships; although the Fund may invest in marketable securities of companies that invest in real estate or interests in real estate.
10)   invest in commodities or commodities futures or options contracts.
11) as to 75% of its total assets, purchase the securities of an issuer if as a result, more than 5% of the value of the Fund's assets (valued at time of purchase) would be invested in the securities of that issuer (securities backed by the full faith and credit of the U.S. Government and mutual funds are exempt from this requirement).

      (a) The Fund has no present intention of lending its portfolio securities, but may choose to do so in the future. If the Fund took such action, the Board of Trustees would adopt procedures and policies designed to protect the Fund from loss, and in any event, no more than 1/3rd of the Fund's assets could be lent at any time, and any such lending would have to be done pursuant to a fully collateralized and segregated funds arrangement.

      (b) The issuance of "senior securities" would include any action by the Fund which resulted in a situation where a claimant against the Fund would have priority over the Fund's shareholders. Examples of such items would include, without limitation, the issuance of preferred stock or the incurring of debt obligations carrying superior asset liens. Reverse Repurchase Agreements would also be considered as senior securities unless an agreement to treat them otherwise was first entered into by the parties and be done pursuant to a fully collateralized and segregated funds arrangement.

The Fund has also adopted the following non-fundamental restrictions that may be changed by the Board of Trustees without shareholder approval. The Fund may not:

1)    Make margin purchases.
2) Invest more than 15% of its net assets (valued at time of investment) in securities that are illiquid, restricted or otherwise not readily marketable.
3)    Acquire  securities of other  investment  companies except as permitted by
      Section 12(d)(1)(F) of the 1940 Act. (This means that the Fund and its affiliated persons may not own in the aggregate more than 3% of the total outstanding shares of another investment company.)
4) Pledge, mortgage, or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets (valued at the time of borrowing).

                          INVESTMENT ADVISORY AGREEMENT

Information about the Fund's investment advisor, Integrity Asset Management, LLC (the "Advisor"), 401 West Main Street, Suite 2100, Louisville, Kentucky 40202, is set forth in the Prospectus. This section contains additional information concerning the Advisor and the investment advisory agreement between the Advisor and the Trust.

The Advisor manages the investment portfolio and the general business affairs of the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund's investment policies and restrictions. The Advisor furnishes a continuous investment program for the Fund; determines what investments should be purchased, sold, and held; and makes changes in the investments of the Fund. At all times, the Advisor's actions on behalf of the Fund are subject to the overall supervision and review of the Board of Trustees.

The Advisory Agreement provides that the Advisor shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor's willful malfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

The Advisory Agreement remains in effect through March 30, 2010 and from year to year thereafter, provided such continuance is approved at least annually at a meeting called for that purpose by the vote, cast in person, of a majority of the Trustees who are not interested persons of the Fund or the Advisor, and by a majority of the Board of Trustees as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). The Advisory Agreement may be terminated at any time, without penalty, upon 60 days written notice by:

      (1)   the Advisor; or
      (2) by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund; or
      (3)   by the Board of Trustees.

For its investment advisory services to the Fund, the Fund pays to the Advisor a fee, computed daily and paid monthly, equal to the annual rate of 1% of the average daily net assets of the Fund. The table below discloses the amount of advisory fees payable by the Fund to the Advisor, as well as the amounts of advisory fee reductions and expense reimbursements by the Advisor, during each of the past three fiscal years.

---------------------------------------------------------------------------------------------------------------------
                                                                                        Other Expenses
Fiscal Year Ended       Accrued Advisory Fees      Advisory Fee Reductions         Reimbursed by the Advisor
---------------------------------------------------------------------------------------------------------------------
February 28, 2009           $  1,199,795                  $ 64,816            $ 2,337 for Class R; $ 0 for Class I
---------------------------------------------------------------------------------------------------------------------
February 29, 2008           $  1,889,920*                 $      0                             $ 0
---------------------------------------------------------------------------------------------------------------------
February 28, 2007           $  1,337,915                  $ 87,189           $ 2,083 for Class R; $ 819 for Class I
---------------------------------------------------------------------------------------------------------------------

* Includes the recovery of $16,597 of advisory fee reductions from prior fiscal periods.

The Advisor has agreed to reduce its fees and/or reimburse certain Fund operating expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) in order for the Fund to maintain an annual operating expense ratio of not greater than 1.50% for Class R shares and 1.25% for Class I shares. This commitment expires on June 30, 2010, but may be renewed for additional time periods by mutual agreement. The Fund has also entered into an Expense Recapture Agreement with the Advisor wherein the Advisor may recover such fee reductions and expense reimbursements made on the Fund's behalf for a period of not more than three years after the expense was incurred or the fees reduced. The Advisor may only avail itself of this recovery if such recovery would not cause the Fund's total annual operating expense ratio to exceed 1.50% for Class R shares and 1.25% for Class I shares. In all cases, the Advisor may only recover expenses paid by the Advisor on the Fund's behalf and which the Fund would otherwise be obligated to pay. Expense reimbursements and/or fee reductions by the Advisor that are eligible for recovery by the Advisor are calculated daily and paid monthly, if funds are available. During the fiscal year ended February 29, 2008, the Advisor recovered $16,597 of advisory fee reductions from prior fiscal periods. As of February 28, 2009, the amount of fee reductions and expense reimbursements by the Advisor on behalf of the Fund that are available for potential recovery total $157,244, of which $90,091 expires during the year ended February 28, 2010 and $67,153 expires during the year ended February 28, 2012.

The Advisor may, with the prior written consent of the Board of Trustees and the approval of the Fund's shareholders, as required, employ persons or entities to serve as sub-advisor(s) to the Fund. The Advisor and/or such sub-advisor(s), if any, may, in their sole discretion, determine from time to time what securities and other investments will be purchased, retained or sold by the Fund. The investment activities of such sub-advisor(s), if any, as such services relate to the Fund, will at all times be subject to the general supervision and control of the Advisor. The Advisor will provide, through its own efforts itself and/or through the medium of its previously approved sub-advisor(s), the services under this Agreement in accordance with the Fund's investment objective, policies and restrictions as such are set forth in the Prospectus from time to time. The Advisor further agrees that it:

(a) will conform its activities to all applicable rules and regulations of the Securities and Exchange Commission (the "SEC") and will, in addition, conduct its activities under the Advisory Agreement in accordance with the regulations of any other federal and state agencies which may now or in the future have jurisdiction over its activities;

(b) will monitor the investment activities of any sub-advisor which it employs to insure that such sub-advisor conducts its activities with respect to the Fund in accordance with the Prospectus and any and all federal and/or state laws and regulations relating to the Fund;

(c) will place orders, or monitor the placement of orders by sub-advisors, pursuant to good faith investment determinations for the Fund either directly with the respective issuers or with appropriate brokers and dealers. In placing orders with brokers or dealers, the Advisor, or sub-advisor(s) under the supervision of the Advisor, will attempt to obtain the best net price and the most favorable execution of its orders. Consistent with this obligation, when the Advisor, or the Advisor's duly authorized sub-advisor(s), believes two or more brokers or dealers are comparable in price and execution, the Advisor, or the Advisor's duly authorized sub-advisor(s), may prefer: (1) brokers and dealers who provide the Fund with research advice and other services, (2) brokers who are affiliated with the Trust, the Advisor or the sub-advisor(s); provided, however, that in no instance will portfolio securities be purchased from or sold to the Advisor or any sub-advisor in principal transactions, and
      (3) brokers and dealers that promote or sell the Fund's shares so long as such placements are made pursuant to directed brokerage policies approved by the Board of Trustees designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts; and

(d) will provide, at its own cost, all office space, facilities and equipment necessary for the conduct of its advisory activities on behalf of the Fund.

THE FUND MANAGERS

OTHER ACCOUNTS MANAGED (AS OF FEBRUARY 28, 2009)

The Fund Managers are also responsible for the day-to-day management of other accounts. As indicated by the following table, the Advisor uses a team approach in managing client accounts. The three Fund Managers, along with two other portfolio managers, are responsible for managing the Advisor's 103 non-mutual fund client accounts, totaling approximately $1.5 billion in assets as of February 28, 2009.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Number of
                                                                                                     Accounts       Total Assets of
                                                              Total Number                         Managed with     Accounts Managed
                                                                of Other       Total Assets of     Advisory Fee    with Advisory Fee
        Name of                                                 Accounts        Other Accounts        Based on          Based on
     Fund Manager                  Type of Accounts              Managed            Managed         Performance       Performance
------------------------------------------------------------------------------------------------------------------------------------
Daniel G. Bandi, CFA        Registered Investment Companies:         0                $ 0                0                $ 0
                            Other Pooled Investment Vehicles:        0                $ 0                0                $ 0
                            Other Accounts:                         102         $ 1.27 billion           1           $ 21.7 million
------------------------------------------------------------------------------------------------------------------------------------
Adam I. Friedman            Registered Investment Companies:         0                $ 0                0                $ 0
                            Other Pooled Investment Vehicles:        0                $ 0                0                $ 0
                            Other Accounts:                         102         $ 1.27 billion           1           $ 21.7 million
------------------------------------------------------------------------------------------------------------------------------------
Daniel J. DeMonica, CFA     Registered Investment Companies:         0                $ 0                0                $ 0
                            Other Pooled Investment Vehicles:        0                $ 0                0                $ 0
                            Other Accounts:                         102         $ 1.27 billion           1           $ 21.7 million
------------------------------------------------------------------------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

The Advisor does not believe any material conflicts of interest exist as a result of the Fund Managers managing the Fund and managing the other accounts noted above. The investment strategies of the Fund and the other accounts managed by the Fund Managers do not materially conflict in any way. The other accounts either follow an investment strategy very similar to that of the Fund, or invest in securities in which that the Fund would not typically invest.

There will be times when the Advisor may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it is the policy of the Advisor to allocate purchases and sales among the Fund and its other clients on a pro-rata basis or, if necessary, in another manner which the Advisor deems equitable. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell, or the price at which such security can be purchased or sold.

COMPENSATION

Each of the Fund Managers receives an industry competitive base salary from the Advisor. In addition, each of the Fund Managers is eligible for bonus compensation which is based upon the attainment of a combination of personal, team, and firm goals. Finally, the Fund Managers are shareholders of the Advisor and share in the Advisor's profits and participate in the Advisor's profit sharing plan.

DISCLOSURE OF SECURITIES OWNERSHIP

The following table indicates the dollar range of securities of the Fund beneficially owned by the Fund Managers as of February 28, 2009:

------------------------------------------------------------------------------------------------------
                                                                          DOLLAR VALUE OF FUND SHARES
 FUND MANAGER                 FUND SHARES BENEFICIALLY OWNED                  BENEFICIALLY OWNED
------------------------------------------------------------------------------------------------------
Daniel G. Bandi, CFA         Veracity Small Cap Value Fund (Class R)           $50,001--$100,000
------------------------------------------------------------------------------------------------------
Adam I. Friedman             Veracity Small Cap Value Fund (Class R)           $10,001--$50,000
------------------------------------------------------------------------------------------------------
Daniel J. DeMonica, CFA      Veracity Small Cap Value Fund                            None
------------------------------------------------------------------------------------------------------

                               DISTRIBUTION PLAN

As stated in the Prospectus, the Fund has adopted a plan of distribution with respect to Class R shares of the Fund (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Fund to pay for expenses incurred in connection with the distribution and promotion of its Class R shares, including, but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses, and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Fund or the Advisor. The Plan expressly limits payment of the distribution expenses listed above in any fiscal year to a maximum of 0.25% of the average daily net assets of the Fund allocable to its Class R shares. Unreimbursed expenses will not be carried over from year to year. During the fiscal year ended February 28, 2009, the Fund, on behalf of Class R shares, paid $193,365 in distribution-related expenses under the Plan. The Plan compensates the Fund's principal underwriter and other third parties for their services to the Fund's Class R shareholders.

The continuance of the Plan must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding Class R shares of the Fund. In the event the Plan is terminated in accordance with its terms, the Fund will not be required to make any payments for expenses incurred after the termination date. The Plan may not be amended to increase materially the amount to be spent under the Plan without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

In approving the continuance of the Plan, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Fund and its Class R shareholders. The Board of Trustees believes that expenditure of the Fund's assets for distribution expenses under the Plan should assist in the growth of the Fund which will benefit the Fund and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Fund's assets for distribution will be realized. While the Plan is in effect, all amounts spent by the Fund pursuant to the Plan and the purposes for which expenditures were made must be reported quarterly to the Board of Trustees for its review. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

By reason of their affiliation with the Advisor, Matthew G. Bevin, Daniel G. Bandi and William H. McNett, III may be deemed to have a financial interest in the operation of the Plan.

                       TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees has overall responsibility for conduct of the Trust's affairs. The Trustees serve during the lifetime of the Trust and its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The Trustees and executive officers of the Trust are listed below.


------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER
                                                                                                         OF FUNDS   DIRECTORSHIPS OF
                              POSITION(S)     TERM OF OFFICE                                             OVERSEEN        PUBLIC
NAME, AGE AND                  HELD WITH      AND LENGTH OF         PRINCIPAL OCCUPATION(S)                 BY         COMPANIES
ADDRESS                        THE TRUST       TIME SERVED            DURING PAST 5 YEARS                TRUSTEE    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
MATTHEW G. BEVIN*             Trustee and    Indefinite term    Chief Executive Officer and Principal of    1            None
                               President                        Integrity Asset Management, LLC,
401 West Main Street                              Since         investment advisor to the Trust, since
Suite 2100                                    December 2003     June 2003.
Louisville, KY 40202
                                                                B.A. degree from Washington & Lee
Age:  42                                                        University, 1989.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM H. MCNETT, III,       Trustee and    Indefinite term    Senior Portfolio Manager of Integrity       1            None
CFA*                             Vice                           Asset Management, LLC since June 2003.
                               President          Since
401 West Main Street                            March 2004      B.A. in accounting from Bloomsburg
Suite 2100                                                      University, Bloomsburg, PA, 1982.
Louisville, KY 40202                                            Chartered Financial Analyst

Age:  49
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED (INDEPENDENT) TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          NUMBER
                                                                                                         OF FUNDS   DIRECTORSHIPS OF
                              POSITION(S)     TERM OF OFFICE                                             OVERSEEN        PUBLIC
NAME, AGE AND                  HELD WITH      AND LENGTH OF         PRINCIPAL OCCUPATION(S)                 BY         COMPANIES
ADDRESS                        THE TRUST       TIME SERVED            DURING PAST 5 YEARS                TRUSTEE    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
DAVID L. EAGER                Trustee        Indefinite term    Partner with Eager, Davis & Holmes, LLC     1       The Caldwell &
                                                                (management consulting firm) since                 Orkin Funds, Inc.
94 Tuttle Way                                     Since         January, 2003.  Partner with Parks &                 (registered
Sapphire, NC 28774                              March 2004      Eager Mountain Properties (home builders              management
                                                                and developers).                                      investment
Age:  67                                                        B.A. in economics from The Ohio State                  company)
                                                                University, 1964.  MBA from Western
                                                                Michigan University, 1974.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL J. MINNAUGH           Trustee        Indefinite term    From October 2008 to present, Partner       1            None
                                                                with Tatum LLC (executive services
9344 White Oak Rd.                                Since         firm).  From April 2007 to October 2008,
Kirtland, OH 44094                              March 2004      Consultant with the Financial Group
                                                                (insurance company).  Formerly Treasurer
Age:  49                                                        of The Cleveland Clinic Foundation, a
                                                                non-profit foundation, from October 2002
                                                                through January 2007.
                                                                B.S./B.A. degree, John Carroll
                                                                University, 1982. Certified Public
                                                                Accountant, Ohio, 1984 (inactive)
------------------------------------------------------------------------------------------------------------------------------------
DARLENE V. PINNOCK            Trustee        Indefinite term    Director of Investments for the National    1             None
                                                                Geographic Society, a non-profit science
1145 17th Street  NW                              Since         and educational organization, since
Washington, D.C. 20036                          March 2004      November 1997.
                                                                B.S. degree from Drexel University,
Age:  48                                                        Philadelphia, PA, 1982.  MBA from Howard
                                                                University, Washington, DC, 1991
------------------------------------------------------------------------------------------------------------------------------------

                           EXECUTIVE OFFICERS (NOT INCLUDED IN TABLE ABOVE)
----------------------------------------------------------------------------------------------------------------
                             POSITION(S)
NAME, AGE AND                 HELD WITH        LENGTH OF               PRINCIPAL OCCUPATION(S)
ADDRESS                       THE TRUST       TIME SERVED                DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------
MARK J. SEGER                 Treasurer          Since         Managing Director of Ultimus Fund
                                               March 2004      Solutions, LLC, transfer agent, fund
225 Pictoria Drive                                             accountant and administrator to the
Suite 450                                                      Trust; Managing Director of Ultimus
Cincinnati, OH 45246                                           Fund Distributors, LLC, principal
                                                               underwriter to the Trust.
Age:  47
----------------------------------------------------------------------------------------------------------------
JOHN F. SPLAIN                Secretary          Since         Managing Director of Ultimus Fund
                                               March 2004      Solutions, LLC, transfer agent, fund
225 Pictoria Drive                                             accountant and administrator to the
Suite 450                                                      Trust; Managing Director of Ultimus
Cincinnati, OH 45246                                           Fund Distributors, LLC, principal
                                                               underwriter to the Trust.
Age:  52
----------------------------------------------------------------------------------------------------------------
DANIEL G. BANDI                 Vice             Since         Chief Investment Officer, Value
                              President        March 2004      Equities and Principal of Integrity
401 West Main Street                                           Asset Management, LLC since June, 2003.
Suite 2100
Louisville, KY  40202                                          B.A. Economics University of
                                                               Pittsburgh, 1987.  MBA East Texas
Age:  44                                                       State University, 1990.
                                                               Chartered Financial Analyst, 1994
----------------------------------------------------------------------------------------------------------------
ROBERT G. DORSEY                Vice             Since         Managing Director of Ultimus Fund
                              President        March 2004      Solutions, LLC, transfer agent, fund
225 Pictoria Drive                                             accountant and administrator to the
Suite 450                                                      Trust; Managing Director of Ultimus
Cincinnati, OH 45246                                           Fund Distributors, LLC, principal
                                                               underwriter to the Trust.
Age:  52
----------------------------------------------------------------------------------------------------------------
DAVID D. JONES                  Chief            Since         Principal of Drake Compliance, LLC (a
                             Compliance        March 2004      compliance consulting firm) since
  395 Sawdust Road             Officer                         January 2004; Attorney, David Jones &
  Suite 2137                                                   Assoc., P.C. (a law firm) since
The Woodlands, TX  77380                                       January 1998.

Age: 51
----------------------------------------------------------------------------------------------------------------

*     Messrs. Bevin and McNett are considered "Interested" Trustees of the Trust
      because  of  their  affiliation  with  the  Trust's  investment   advisor,
      Integrity Asset Management, LLC.

Board Committees
----------------

The Board of Trustees has an Audit Committee that is composed of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Fund's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the independent auditor's independence; pre-approving audit and non-audit services provided by the independent auditor to the Trust; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Committee by the Trust's administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditor and the Trust's senior executives, the effectiveness of the Trust's internal accounting controls; reviewing, in consultation with the Fund's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund's financial statements; and other audit related matters. David L. Eager, Michael J. Minnaugh and Darlene V. Pinnock serve as members of the Audit Committee. The Audit Committee met twice during the fiscal year ended February 28, 2009.

The Board of Trustees has no nominating or compensation committee or any committee performing similar functions. The Board of Trustees does not consider a nominating committee necessary because this function has been reserved to the Independent Trustees. The Trust does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule l4a-8 of the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of Trustees.

Compensation
------------

No director, officer or employee of the Advisor will receive any compensation from the Fund for serving as an officer or Trustee of the Trust. Each Independent Trustee receives from the Fund an annual retainer of $2,000, payable quarterly. The Independent Trustees receive $1,200 for each meeting attended by telephone and $2,200 for each meeting attended in person. The Audit Committee Chairman receives an additional annual retainer of $1,000. The Independent
Trustees also receive reimbursement for travel and other expenses incurred in attending meetings. The following table provides the amount of compensation paid by the Fund during the fiscal year ended February 28, 2009 to each of the Independent Trustees:

                                                                                    Total
                           Aggregate         Pension or                          Compensation
                       Compensation Paid     Retirement        Estimated       Paid for Service
                       for Service to the     Benefits      Annual Benefits     to the Fund and
Trustee                       Fund             Accrued      Upon Retirement      Fund Complex
-----------------------------------------------------------------------------------------------
David L. Eager              $ 6,550             None              None              $ 6,550

Michael J. Minnaugh         $ 7,550             None              None              $ 7,550

Darlene V. Pinnock          $ 6,550             None              None              $ 6,550

Trustee Ownership of Fund Shares
--------------------------------

The following table shows each Trustee's beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee. Information is provided as of December 31, 2008.

-------------------------------------------------------------------------------------
                                                            AGGREGATE DOLLAR RANGE OF
                           DOLLAR RANGE OF FUND SHARES         SHARES OF ALL FUNDS
NAME OF TRUSTEE                OWNED BY THE TRUSTEE            OVERSEEN BY TRUSTEE
-------------------------------------------------------------------------------------
Matthew G. Bevin                 $10,001--$50,000               $10,001--$50,000
-------------------------------------------------------------------------------------
David L. Eager                   $10,001--$50,000               $10,001--$50,000
-------------------------------------------------------------------------------------
William H. McNett, III                 None                           None
-------------------------------------------------------------------------------------
Michael J. Minnaugh                 $1--$10,000                    $1--$10,000
-------------------------------------------------------------------------------------
Darlene V. Pinnock               $10,001--$50,000               $10,001--$50,000
-------------------------------------------------------------------------------------

                             PRINCIPAL SECURITY HOLDERS

The following accounts owned of record 5% or more of the outstanding shares of the Fund, or a class of shares of the Fund, as of June 1, 2009:

CLASS R SHARES
Wilmington Trust Retirement and Institutional Services Company     33.52% of outstanding Class R shares
FBO McGladrey & Pullen LLP Retirement Savings Plan
Phoenix, Arizona 85072

Charles Schwab & Co. Inc                                           13.01% of outstanding Class R shares
For Exclusive Benefit of Customers
101 Montgomery Street
San Francisco, California 94101

Wilmington Trust Company, Trustee FBO                              11.02% of outstanding Class R shares
Legacy Health Systems Tax Deferred Plan
Wilmington, Delaware 19890

National Financial Services LLC                                    15.51% of outstanding Class R shares
For Exclusive Benefit of Customers
One World Financial Center
New York, New York 10281

State of Colorado 457 Deferred Comp.                               10.85% of outstanding Class R shares
& 401(k) Plans
c/o Fascore
8515 E. Orchard Road
Greenwood Village, Colorado 80111

Patterson & Co FBO Allegiant For                                   5.80% of outstanding Class R shares
Various Retirement Plans
1525 West WT Harris Blvd
Charlotte, NC 28288

CLASS I SHARES

Key Bank NA                                                        12.48% of outstanding Class I shares
FBO Mt. Sinai Foundation
127 Public Square
Cleveland, Ohio 44114

Fifth Third Bank                                                   13.66% of outstanding Class I shares
FBO Genesco Master Pension
5050 Kingsley Drive
Cincinnati, Ohio 45263

Strafe & Co.                                                       5.10% of outstanding Class I shares
FAO Reilly Ret Janus
3405 Cleveland Avenue
Westerville, Ohio 43081

SEI Private Trust Company                                          11.66% of outstanding Class I shares
FBO Irwin Union Bank
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Wachovia Bank                                                      8.36% of outstanding Class I shares
1525 West Harris Boulevard
Charlotte, North Carolina 28288

SEI Private Trust Company                                          6.26% of outstanding Class I shares
c/o Mellon Bank
One Freedom Valley Drive
Oaks, Pennsylvania 19456

State Street Bank                                                  5.61% of outstanding Class I shares
FBO Starwood Hotels
105 Rosemont Ave
Westwood, Massachusetts 02090

As of June 1 2009, the Trust's Trustees and officers, as a group, owned less than 1% of the outstanding shares of the Fund.

                            PERFORMANCE CALCULATIONS

From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                P (1 + T)^n = ERV

Where:
P =   a hypothetical initial payment of $1,000
T =   average annual total return
n =   number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

The Fund may also quote average  annual total return over the specified  periods
(i) after taxes on Fund distributions and (ii) after taxes on Fund distributions and redemption of Fund shares at the end of the period. The calculations assume deduction of all taxes due on such Fund distributions. The ending redeemable value is determined by assuming a complete redemption at the end of the period covered by the computation and, in the case of returns after taxes on distributions and redemption of Fund shares, includes the deduction of capital gains taxes resulting from the redemption or, if appropriate, an adjustment to take into account the tax benefit from any capital losses that may have resulted from the redemption. After-tax returns are calculated using the highest applicable individual federal marginal tax rate in effect on the reinvestment date of a distribution. The tax rates used correspond to the tax character of each component of the distributions (that is, the ordinary income tax rate for ordinary income distributions and the long-term capital gains rate for capital gains distributions). The tax rates may vary over the course of the measurement period. State and local tax liabilities are disregarded, as are the effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum income tax. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. The after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The average annual returns of Class R shares and Class I shares for periods ended February 28, 2009 are as follows:

                        1 Year        Since Inception*
                        ------        ----------------
          Class R       -40.91%             -6.31%
          Class I       -40.79%            -12.08%

* Initial public offering of Class R chares and Class I shares commenced on March 30, 2004 and July 7, 2005, respectively.

The performance of Class R and Class I shares will differ primarily due to different inception dates and ongoing expenses.

The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total returns as described above. The performance quotations described above are based on historical earnings and are not intended to indicate future performance.

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The yield of the Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

                        Yield = 2 [(A - B/CD + 1)^6 - 1]

Where: A equals dividends and interest earned during the period; B equals expenses accrued for the period (net of reimbursements); C equals average daily number of shares outstanding during the period that were entitled to receive dividends; and D equals the maximum offering price per share on the last day of the period.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper or Morningstar, Inc., or that of another service.

                          ADDITIONAL INFORMATION ABOUT
                         PURCHASING AND REDEEMING SHARES

Purchases and redemptions of the Fund's shares will be made at net asset value ("NAV"). The Fund's NAV is determined on days on which the New York Stock Exchange ("NYSE") is open for trading. For purposes of computing the NAV of a share of the Fund, securities traded on a national security exchange are valued at the closing sales price on its primary exchange. Securities which are quoted by the NASDAQ National Market are valued at the NASDAQ Official Closing Price. Securities lacking a closing price or NASDAQ Official Closing Price are valued at their last bid price. Securities for which quotations are not available (and any other assets) are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the Board of Trustees. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order.

The Fund is open for business on each day that the NYSE is open. The Fund's NAV, or share price, is normally determined as of 4:00 p.m., Eastern time. The Fund's NAV is calculated by subtracting its liabilities from the closing fair market value of its total assets and then dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received.

The Fund offers two classes of shares, Class R and Class I. The Prospectus contains detailed information regarding the eligibility requirements for each class of shares. If you have any questions regarding your eligibility, please call the Fund's transfer agent, Ultimus Fund Solutions, LLC, at 1-866-896-9292.

The Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets.

The Fund may pay the proceeds of a redemption by making an in-kind distribution of securities, but it has committed to pay in cash all redemption requests by a shareholder of record, limited in amount during any 90-day period up to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets of the Fund. In this event, the securities would be valued in the same manner as the Fund's NAV is determined. If the recipient sold such securities, brokerage charges would be incurred.

                           ADDITIONAL TAX INFORMATION

The Fund has qualified and intends to continue to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes to the extent its net investment income and net realized capital gains are distributed in accordance with the Code. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and, subject to certain limitations under the Code, would be eligible for the dividends-received deduction for corporations and reduced tax rates applicable to "Qualified Dividends" for individuals. Depending on the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of these states or localities.

To qualify as a RIC, the Fund must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currency, certain other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in stock, securities or currencies, or from net income derived from an interest in a qualified publicly traded partnership ("PTP"); and
(2) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of the Fund's total assets is represented by cash, U.S. Government securities, securities of other RICs and other securities (for this purpose such other securities will qualify only if the Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer, the securities of any two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified PTPs. For these purposes, a qualified PTP is generally a PTP other than one where at least 90% of its gross income is gross income that would otherwise be qualifying gross income for a RIC.

The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of February 28, 2009, the Fund had a capital loss carryforward of $19,242,509, which expires February 28, 2017. In addition, the Fund had net realized capital losses of $11,537,784 during the period November 1, 2008 through February 28, 2009, which are treated for federal income tax purposes as arising during the Fund's tax year ending February 28, 2010. The capital loss carryforward and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of that calendar year plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

TAXATION OF THE SHAREHOLDER. Dividends from net investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares of the Fund are held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

Individual shareholders may benefit from lower rates applicable to long-term capital gains on certain distributions that are attributable to certain dividends received by the Fund from U.S. corporations and certain foreign corporations ("Qualified Dividends"). Such dividends are scheduled to be taxed at ordinary income rates starting in 2011. It appears that for an individual shareholder to benefit from the lower tax rate on Qualified Dividends, the shareholder must hold shares in the Fund, and the Fund must hold shares in the dividend-paying corporation at least 61 days during a prescribed period. The prescribed period is the 121-day period beginning 60 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. Furthermore, in determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar instruments is not included. Additionally, an individual shareholder would not benefit from the lower tax rate to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

It is anticipated that amounts distributed by the Fund that are attributable to certain dividends received from domestic corporations will qualify for the 70% dividends-received deduction for corporate shareholders. A corporate shareholder's dividends-received deduction will be disallowed unless it holds shares in the Fund, and the Fund holds shares in the dividend-paying corporation, at least 46 days during the 91-day period beginning 45 days before the date on which the shareholder or the Fund, as the case may be, becomes entitled to receive the dividend. In determining the holding period for this purpose, any period during which the recipient's risk of loss is offset by means of options, short sales or similar transactions is not counted. Furthermore, the dividends-received deduction will be disallowed to the extent a corporate shareholder's investment in shares of the Fund, or the Fund's investment in the shares of the dividend-paying corporation, is financed with indebtedness. Additionally, a corporate shareholder would not benefit to the extent it or the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 28% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gains distributions may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding.

Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the market value of the Fund's shares. Should a distribution reduce the market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares includes the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Investors should consult their tax advisor regarding the effect of federal, state, local and foreign taxes on an investment in the Fund.

Any loss arising from the sale or redemption of shares of the Fund held for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any amount of capital gain dividends received by the shareholder with respect to such Fund shares. For purposes of determining whether shares of the Fund have been held for six months or less, a shareholder's holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales.

Pursuant to Treasury Regulations directed at tax shelter activity, taxpayers are required to disclose to the IRS certain information on Form 8886 if they participate in a "reportable transaction". A transaction may be a "reportable transaction" based upon any of several indicia with respect to a shareholder, including the existence of significant book-tax differences or the recognition of a loss in excess of certain thresholds. A significant penalty is imposed on taxpayers who participate in a "reportable transaction" and fail to make the required disclosure. Investors should consult their own tax advisors concerning any possible disclosure obligations with respect to their investment in shares of the Fund.

Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential shareholders of the Fund are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by the Advisor. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Advisor to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluation of the broker-dealer's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's spread, the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research and other services provided by the broker-dealer.

The Advisor may purchase or sell portfolio securities on behalf of the Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions. However, the price paid for the security may include an undisclosed commission or mark-up or selling concessions. The Advisor normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Advisor may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor may feel that better prices are available from non-principal market makers who are paid commissions directly.

During the fiscal years ended February 28, 2009, February 29, 2008 and February 28, 2007, the total brokerage commissions paid by the Fund were $577,803, $675,395 and $653,590, respectively.

The Advisor may combine transaction orders placed on behalf of the Fund with orders placed on behalf of another advisory client, including a partnership or private account where principals and employees of the Advisor have an interest, for the purpose of obtaining a more favorable transaction price. If an aggregated trade is not completely filled, then the Advisor allocates the trade among the Fund and its other advisory clients, as applicable, on a pro rata basis or such other allocation method that, in the opinion of the Advisor, will result in fairness to all participants. Exceptions to trade allocation policies are permitted on a case-by-case basis when judged by the Advisor to be fair and reasonable to the Fund and any other accounts involved. Since the Fund's objectives will differ at times from those of other advisory clients, the Fund may not participate in certain aggregated trades or may purchase or sell securities not owned by other advisory clients.

The Advisor is specifically authorized to select brokers who also provide brokerage and research services to the Fund and/or other accounts over which the Advisor exercises investment discretion and to pay such brokers a commission in excess of the commission another broker would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Fund and to accounts over which it exercises investment discretion.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor in connection with the Fund. During the fiscal year ended February 28, 2009, the amount of brokerage transactions and related commissions directed to brokers because of research services provided was $7,653,333 and $22,183, respectively.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust has adopted policies to govern the circumstances under which disclosure regarding portfolio securities held by the Fund, and disclosure of purchases and sales of such securities, may be made to shareholders of the Fund or other persons.

      o Public disclosure regarding the portfolio securities held by the Fund is made quarterly in Annual Reports and Semi-Annual Reports to Shareholders, and in quarterly holdings reports on Form N-Q ("Official Reports"). Except for such Official Reports and as otherwise expressly permitted herein, shareholders and other persons may not be provided with information regarding portfolio securities held, purchased or sold by the Fund.

      o Information regarding Portfolio Securities and other information regarding the investment activities of the Fund is disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund. Currently, the Fund is providing portfolio information to five different rating or ranking organizations. These organizations offer various services to investors. Each disclosure arrangement has been approved by the Chief Compliance Officer ("CCO") of the Fund. The CCO found that this disclosure was in the best interest of shareholders and serves a legitimate business interest of the Fund. Below is a table listing the groups that are currently receiving portfolio information along with the types of information received, conditions or restrictions on use, timing of disclosure and any compensation received for providing portfolio information.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                RECEIPT OF COMPENSATION OR
       NAME OF RATING OR                                    TIMING OF RELEASE AND CONDITIONS    OTHER CONSIDERATION BY THE
     RANKING ORGANIZATION          INFORMATION PROVIDED          OR RESTRICTIONS ON USE          FUND OR AFFILIATED PARTY
---------------------------------------------------------------------------------------------------------------------------
Morningstar, Inc.                CUSIP, description,       Provided monthly, with a 30-day                 None
                                 shares/par, market value  lag. No formal conditions or
                                                           restrictions.
---------------------------------------------------------------------------------------------------------------------------
Lipper                           CUSIP, description,       Provided monthly, with a 30-day                 None
                                 shares/par                lag.  No formal conditions or
                                                           restrictions.  Lipper represents
                                                           that it will not trade based on
                                                           the Fund's portfolio information,
                                                           and it prohibits its employees
                                                           from any such trading.
---------------------------------------------------------------------------------------------------------------------------
Bloomberg L.P.                   CUSIP, shares/par,        Provided monthly, with a 30-day                 None
                                 market value              lag.  No formal conditions or
                                                           restrictions.  Bloomberg
                                                           represents that it requires all
                                                           employees to sign confidentiality
                                                           agreements acknowledging all
                                                           information received during their
                                                           employment must be used for
                                                           legitimate business purposes only.
---------------------------------------------------------------------------------------------------------------------------
Standard & Poors, Inc.           CUSIP, description,       Provided monthly, with a 30-day                 None
                                 shares/par, market        lag.  No formal conditions or
                                 value, coupon, maturity   restrictions.  S&P represents
                                 date, % of total net      that its employees are required
                                 assets                    to follow a code of business
                                                           conduct that prohibits them from
                                                           using portfolio information for
                                                           anything other than performing
                                                           their job responsibilities.  S&P
                                                           employees must certify annually
                                                           that they have followed this code
                                                           of business conduct.
---------------------------------------------------------------------------------------------------------------------------
Thomson Financial                CUSIP, shares/par,        Provided quarterly, with a 30-day               None
                                 market value, cost basis  lag.  No formal conditions or
                                                           restrictions.  Thomson Financial
                                                           represents that it requires all
                                                           employees to sign confidentiality
                                                           agreements acknowledging that all
                                                           information received during their
                                                           employment must be used for
                                                           legitimate business purposes only.
---------------------------------------------------------------------------------------------------------------------------

            The Board of Trustees, in consultation with the CCO, has concluded that providing portfolio information to these rating or ranking organizations does not pose a significant risk to the Fund or its shareholders.

      o These policies relating to disclosure of the Fund's holdings of portfolio securities does not prohibit: (i) disclosure of information to the Advisor or to other Fund service providers, which are limited to the Fund's administrator, principal underwriter, custodian, legal counsel, auditor and printers, or to brokers and dealers through which the Fund purchases and sells portfolio securities; and (ii) disclosure of holdings of or transactions in portfolio securities by the Fund that is made on the same basis to all shareholders of the Fund.

            Below is a table that lists service providers receiving portfolio information along with information regarding the frequency of access, and limitations on use (including a prohibition on trading on non-public information), of portfolio information.

--------------------------------------------------------------------------------------------------------
                                               FREQUENCY OF ACCESS
TYPE OF SERVICE PROVIDER                     TO PORTFOLIO INFORMATION            RESTRICTIONS ON USE
--------------------------------------------------------------------------------------------------------
Advisor                                 Daily                               Contractual and Ethical
--------------------------------------------------------------------------------------------------------

Administrator and principal             Daily                               Contractual and Ethical
underwriter

--------------------------------------------------------------------------------------------------------
Custodian                               Daily                               Contractual and Ethical
--------------------------------------------------------------------------------------------------------
Auditor                                 During annual audit                 Ethical
--------------------------------------------------------------------------------------------------------
Legal counsel                           Regulatory filings, board           Ethical
                                        meetings, and if a legal issue
                                        regarding the portfolio requires
                                        counsel's review
--------------------------------------------------------------------------------------------------------
Broker/Dealers through which Fund       Daily access to relevant purchase   Contractual and Ethical
purchases and sells portfolio           and/or sale information.  In
securities                              addition, broker/dealers are
                                        provided, if requested, a list of
                                        the Advisor's small cap holdings,
                                        which would include the Fund.
                                        This list does not include any
                                        account weighting information, or
                                        amounts, only the security name.
--------------------------------------------------------------------------------------------------------

            The Board of Trustees has determined that the Fund and its shareholders are adequately protected by these restrictions on use in those instances listed above, including those where contractual obligations between the Fund and the party do not exist.

      o The CCO may approve other arrangements, not described herein, under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), is disclosed to any shareholder or other person. The CCO shall approve such an arrangement only if he concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund and is unlikely to affect adversely the Fund or any shareholder of the Fund and is in the best interests of shareholders and subject to a confidentiality agreement and prohibition of trading based upon material non-public information.

      o Neither the Advisor nor the Trust (or any affiliated person, employee, officer, trustee or director of the Advisor or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

      o The CCO shall inform the Board of Trustees of any arrangements that are approved by the CCO pursuant to these policies, and the rationale supporting such approval, at the next regular quarterly meeting of the Board of Trustees following such approval. At least once annually, the CCO shall provide the Board of Trustees with a written report as to the compliance with these policies.

                                    CUSTODIAN

U.S. Bank, N.A. (the "Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian of the cash and securities of the Fund. The Custodian holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Trust. The Custodian does not exercise any supervisory function over management of the Fund, the purchase and sale of securities, or the payment of distributions to shareholders.

                        TRANSFER AGENT AND ADMINISTRATOR

Ultimus Fund Solutions,  LLC (the "Transfer  Agent"),  225 Pictoria Drive, Suite
450, Cincinnati, Ohio 45246, serves as the Trust's administrator, fund accountant and transfer, dividend paying and shareholder servicing agent. The Transfer Agent, subject to the supervision of the Board of Trustees, maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

The Transfer Agent also performs certain administrative functions for the Fund. The Transfer Agent supervises all aspects of the operations of the Fund except those reserved by the Advisor under the Advisory Agreement with the Trust. The Transfer Agent is responsible for:

      1)    calculating the Fund's NAV;
      2) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 under the 1940 Act;
      3) preparing financial statements contained in reports to shareholders of the Fund;
      4)    preparing reports and filings with the SEC; and
      5)    preparing filings with state Blue Sky authorities.

For the performance of these services, the Fund pays the Transfer Agent a monthly fee at the annual rate of .15% of the Fund's average daily net assets; provided, however, that the minimum fee is $6,500 per month. In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage, stationery, checks, drafts, forms, reports, record storage, communication lines and costs of external pricing services. During the fiscal years ended February 28, 2009, February 29, 2008 and February 28, 2007, the Transfer Agent received fees of $180,287, $280,818 and $238,765, respectively, from the Fund.

                              PRINCIPAL UNDERWRITER

Ultimus Fund Distributors, LLC (the "Underwriter"), 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, acts as the principal underwriter of the Fund's shares pursuant to a Distribution Agreement with the Trust. The Underwriter is a wholly-owned subsidiary of the Transfer Agent.

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party. Pursuant to the Distribution Agreement, the Underwriter facilitates the registration of the Fund's shares under state securities laws and assists in the sale of shares. The Underwriter offers shares of the Fund only upon orders received therefor. Robert G. Dorsey, Mark J. Seger and John F. Splain are each Managing Directors of the Underwriter and officers of the Trust.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145, has been chosen to serve as the Trust's independent registered public accounting firm for the fiscal year ending February 28, 2010.

                            CHIEF COMPLIANCE OFFICER

Drake Compliance, LLC ("Drake") provides ongoing regulatory compliance consulting, monitoring and reporting services for the Trust. A principal of Drake, Mr. David D. Jones, serves as the Trust's Chief Compliance Officer. For these services, Drake receives $2,000 per month from the Fund. In addition, the Fund reimburses certain out-of-pocket expenses incurred by Drake including, but not limited to, postage and supplies and travel expenses.

                                OTHER FUND COSTS

The Fund and/or the Advisor may enter into arrangements to compensate certain financial service organizations for providing recordkeeping, sub-accounting and other shareholder and administrative services, as well as distribution-related services. The fees from the Fund's Rule 12b-1 Plan for Class R shares may be used to pay for any arrangements that benefit Class R shareholders. The Advisor may also use other of its assets to help pay for distribution activities on behalf of the Fund. Currently, the Fund has arrangments in place with Charles Schwab & Co., Inc., National Financial Services LLC, TD Ameritrade, Inc., Lincoln Financial Advisors Company, Mid Atlantic Capital Corp., National City Bank, GWFS Equities, Inc., Wilmington Trust Company, T. Rowe Price Retirement Plan Services, Union Bank of California, Pershing, LLC, AST Capital Trust Company and Vanguard Marketing Corporation, pursuant to which an asset-based fee is paid to these organizations for various services provided to investors. These fees generally range from from 0.25% to 0.40% of invested balances. Amounts in excess of 0.25% of the average daily net assets attributable to Class R shares are paid by the Advisor out of its own resources.

                               GENERAL INFORMATION

The Trust is an unincorporated business trust organized under Delaware law on December 29, 2003 and operates as an open-end management investment company. The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees to divide Trust shares into various series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the issuance of an unlimited number of series and classes of shares. The Trust does not issue share certificates. The Trust currently offers one series, the Veracity Small Cap Value Fund, which offers two classes of shares, Class R shares and Class I shares.

In the event of a liquidation or dissolution of the Trust or an individual series, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series and classes of the Trust will vote together and not separately, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of the series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a Rule 12b-1 plan, or any change in the fundamental investment policy of a series would be effectively acted upon with respect to such series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When issued for payment as described in the Prospectus and this Statement of Additional Information, shares of the Fund will be fully paid and non-assessable. Shares of the Fund have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series or class are entitled to vote on matters affecting only that series or class. Shares do not have cumulative voting rights; therefore, the holders of more than 50% of the aggregate number of shares of the Trust could elect all of the Trustees.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

OTHER EXPENSES. The Fund is responsible for the payment of its operating expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Fund's assets, the fees and expenses of the Custodian, the fees and expenses of the Transfer Agent, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by the Fund, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. The Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable.

SHAREHOLDERS MEETINGS. The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of a majority of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Trust or by votes cast in person or by proxy at a meeting called for that purpose.

SHAREHOLDER LIABILITY. Under Delaware law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability by expressly exempting shareholders from such liability and by providing indemnification to the full extent allowed under Delaware law. Further, contracts between the Trust and vendors to the Trust contain provisions limiting or exempting shareholders from direct liability. Accordingly, it is highly unlikely that a shareholder would incur such liability, or that such liability could exceed the shareholder's investment in the Fund.

REPORTING TO SHAREHOLDERS. The Trust will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports for the Fund will be audited by an independent registered public accounting firm. In addition, the Trust will send to each shareholder having an account directly with the Trust a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding any Fund may be directed in writing to the Veracity Funds at P.O. Box 46707, Cincinnati, Ohio 45246-0707, or calling toll-free at 1-866-896-9292.

CODES OF ETHICS. The Board of Trustees of the Trust has approved Codes of Ethics for the Trust, the Advisor and the Underwriter which permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. The Codes of Ethics govern the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board of Trustees is responsible for overseeing the implementation of the Codes of Ethics. Copies of each Code of Ethics have been filed with the SEC, which may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. The Codes of Ethics are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of the Codes of Ethics can be obtained, after paying a duplicating fee, by electronic request
(publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at P.O. Box 46707, Cincinnati, Ohio 45246-0707, or calling toll-free at 1-866-896-9292.

PRIVACY POLICY. The Board of Trustees of the Trust has approved a privacy policy governing the types of information that may be disclosed about your account and the parties to whom, and the conditions under which, such disclosures may be made. Protecting your personal information is a priority for the Trust and the Trust's privacy policy has been designed to support this objective. The Fund may collect non-public personal information from you in the following ways:

      o From information provided by you on applications or other forms submitted to the Fund or to the Transfer Agent; and
      o     From information arising from your investment in the Fund.

The Trust utilizes electronic, procedural, and physical controls in keeping with industry standards and procedures. For example, the Fund authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.

The Trust does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Trust has entered into arrangements with various third parties to provide investment advisory, administrative, and other services, and the Fund may disclose information about you or information that you have provided to the Fund to these third parties in connection with their responsibilities to the Fund.

PROXY VOTING PROCEDURES. The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Fund. The Board is responsible for overseeing the implementation of the procedures. A copy of the proxy voting procedures will be sent to you, free of charge, at your request by writing to the Trust at P.O. Box 46707, Cincinnati, Ohio 45246-0707, or calling toll-free at 1-866-896-9292. A summary of the Trust's Proxy Voting Procedures is also attached to this SAI as Appendix A. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling 1-866-896-9292, or on the SEC's website at www.sec.gov.

                              FINANCIAL STATEMENTS

The financial statements of the Fund will be audited at least once each year by its independent registered public accounting firm. Shareholders will receive annual audited and semiannual (unaudited) reports when published. A copy of the Annual Report will accompany this Statement of Additional Information ("SAI") whenever the SAI is requested by a shareholder or prospective investor. The financial statements of the Fund as of February 28, 2009, together with the report of the independent registered public accounting firm thereon, are incorporated herein by reference to the Annual Report of the Fund.

                                   APPENDIX A

                         PROXY VOTING GUIDELINES SUMMARY

The Fund has selected Institutional Shareholder Services ("ISS") to provide guidance in voting its proxies. ISS is a leading provider in proxy voting and corporate governance services. Below is a concise summary of the proxy voting policy guidelines applicable to the Fund:

1.    AUDITORS

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:
o     Tenure of the audit firm
o Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
o     Length of the rotation period advocated in the proposal
o     Significant audit-related issues

2.    BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:

o Insiders and affiliated outsiders on boards that are not at least majority independent
o     Directors who sit on more than six boards
o Compensation Committee members if there is a disconnect between the CEO's pay and performance

Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

OPEN ACCESS (SHAREHOLDER RESOLUTION)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3.    SHAREHOLDER RIGHTS

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

4.    PROXY CONTESTS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.    POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.    MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.    REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.    CAPITAL STRUCTURE COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
      o It is intended for financing purposes with minimal or no dilution to current shareholders
      o It is not designed to preserve the voting power of an insider or significant shareholder

9.    EXECUTIVE AND DIRECTOR COMPENSATION

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a pay-for-performance overlay in assessing equity-based compensation plans.

Vote AGAINST a plan if the cost exceeds the  allowable  cap.
Vote FOR a plan if the cost is reasonable (below the cap) unless either of the following conditions apply:
o The plan expressly permits repricing without shareholder approval for listed companies; or
o There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
o     Historic trading patterns
o     Rationale for the repricing
o     Value-for-value exchange
o     Option vesting
o     Term of the option
o     Exercise price
o     Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
      o     Purchase price is at least 85 percent of fair market value
      o     Offering period is 27 months or less, and
      o     Potential voting power dilution (VPD) is 10 percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:
o Advocate performance-based equity awards (indexed options, premium-priced options, performance-vested awards), unless the proposal is overly restrictive or the company already substantially uses such awards
o Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

10.   SOCIAL AND ENVIRONMENTAL ISSUES

THESE ISSUES COVER A WIDE RANGE OF TOPICS, INCLUDING CONSUMER AND PUBLIC SAFETY, ENVIRONMENT AND ENERGY, GENERAL CORPORATE ISSUES, LABOR STANDARDS AND HUMAN RIGHTS, MILITARY BUSINESS, AND WORKPLACE DIVERSITY.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:
o     FOR  proposals for the company to amend its Equal  Employment  Opportunity
      (EEO) Statement to include reference to sexual orientation, unless the change would result in excessive costs for the company.
o AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

PART C.     OTHER INFORMATION
            -----------------

Item 23.    EXHIBITS
--------    --------

      (a)   Certificate  of Trust  and  Agreement  and  Declaration  of  Trust--
            Incorporated   herein  by   reference   to   Registrant's   original
            registration  statement  on Form N-1A  filed on  January 6, 2004

      (b) By-laws-- Incorporated herein by reference to Registrant's original registration statement on Form N-1A filed on January 6, 2004

      (c) Incorporated herein by reference to Agreement and Declaration of Trust and By-laws

      (d)   (1)   Investment Advisory Agreement with Integrity Asset Management,
                  LLC--  Incorporated  herein  by  reference  to  Post-Effective
                  Amendment No. 1 to Registrant's registration statement filed on April 18, 2005

            (2) Expense Recapture Agreement with Integrity Asset Management, LLC--Incorporated herein by reference to Post-Effective Amendment No. 2 to Registrant's registration statement filed on June 17, 2005

      (e)   Distribution   Agreement  with  Ultimus  Fund  Distributors,   LLC--
            Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's registration statement filed on June 28, 2006

      (f)   Inapplicable

      (g)   Custody  Agreement  with US  Bank,  N.A.--  Incorporated  herein  by
            reference  to   Post-Effective   Amendment  No.  1  to  Registrant's
            registration statement filed on April 18, 2005

      (h)   (1)   Mutual Fund Services  Agreement  with Ultimus Fund  Solutions,
                  LLC--  Incorporated  herein  by  reference  to  Post-Effective
                  Amendment No. 1 to Registrant's registration statement filed on April 18, 2005; First Amendment to Mutual Fund Services
                  Agreement with Ultimus Fund Solutions, LLC-- Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's registration statement filed on June 28, 2007

            (2) Limited Powers of Attorney for Trustees and Officers of Registrant-- Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's registration statement filed on April 18, 2005

      (i) Legal Opinion and Consent-- Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant's registration statement filed on March 26, 2004

      (j) Consent of Independent Registered Public Accounting Firm-- Filed herewith

      (k)   Inapplicable

      (l) Subscription Agreements of Matthew G. Bevin and Adam I. Friedman-- Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's registration statement filed on April 18, 2005

      (m) Service Plan and Agreement with Integrity Asset Management, LLC for No-Load Class Shares of Registrant-- Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's registration statement filed on June 28, 2006

      (n)   Rule 18f-3 Multi-Class  Plan--  Incorporated  herein by reference to
            Post-Effective   Amendment  No.  1  to   Registrant's   registration
            statement filed on April 18, 2005

      (o)   Reserved

      (p)   (1)   Code of Ethics of Registrant and Integrity  Asset  Management,
                  LLC--  Incorporated  herein  by  reference  to  Post-Effective
                  Amendment No. 1 to Registrant's registration statement filed on April 18, 2005

            (2) Code of Ethics of Ultimus Fund Distributors, LLC-- Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's registration statement filed on June 27, 2008

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
--------    -------------------------------------------------------------

      No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.    INDEMNIFICATION
--------    ---------------

      (a) GENERAL. The Trust's Agreement and Declaration of Trust and By-Laws provide that to the fullest extent permitted by Delaware and federal statutory and decisional law, as amended or interpreted, no Trustee or officer of the Trust shall be personally liable to the Trust or the holders of shares for money damages for breach of fiduciary duty as a Trustee and each Trustee and officer shall be indemnified by the Trust; provided, however, that nothing herein shall be deemed to protect any Trustee or officer against any liability to the Trust or the holders of shares to which such Trustee or officer would otherwise be subject by reason of breach of the Trustee's or officer's duty of loyalty to the Trust or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the Trustee derived any improper personal benefit.

            The By-Laws of the Trust provide that the Trust shall indemnify to the fullest extent required or permitted under Delaware law or the 1940 Act, as either may be amended from time to time, any individual who is a Trustee or officer of the Trust and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a Proceeding) against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such Trustee or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Delaware law or the 1940 Act.

      (b) DISABLING CONDUCT. No Trustee of officer shall be protected against any liability to the Trust or its shareholders if such Trustee or officer would be subject to such liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as Disabling Conduct).

      (c) STANDARD OF CONDUCT. The Trust may not indemnify any Trustee if it is proved that: (1) the act or omission of the Trustee was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the Trustee actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the Trustee had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Delaware law unless authorized for a specific proceeding after a determination has been made, in accordance with Delaware law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

      (d) REQUIRED INDEMNIFICATION. A Trustee or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the Trustee or officer in connection with the Proceeding. In addition, under Delaware law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

      (e) ADVANCE PAYMENT. The Trust may pay any reasonable expenses so incurred by any Trustee or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under law. Such advance payment of expenses shall be made only upon the undertaking by such Trustee or officer to repay the advance unless it is ultimately determined that such Trustee or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the Trustee or officer to be indemnified provides a security for his undertaking; (2) the Trust shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of Trustees who are neither interested persons of the Trust, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the Proceeding; or (ii) in independent legal counsel in a written opinion.

      (f) INSURANCE. To the fullest extent permitted by law and the 1940 Act, the Trust may purchase and maintain insurance on behalf of any officer or Trustee of the Trust, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Trust would have the power to indemnify him or her against such liability.

Item 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
--------    --------------------------------------------------------

      Integrity Asset Management, LLC (the "Adviser") has been registered as an investment adviser since 2003 and has assets under management of approximately $1.7 billion as of May 31, 2009. The principals and officers of the Adviser are set forth below. None of these principals and officers has had any other business, profession, vocation or employment of a substantial nature at any time during the past two years.

            o     Matthew G. Bevin - Chief Executive Officer of the Adviser
            o     Daniel G. Bandi - Chief Investment Officer of the Adviser
            o     William  H.  McNett,  III - Senior  Portfolio  Manager  of the
                  Adviser
            o     Adam I. Friedman - Senior Portfolio Manager of the Adviser
            o     Daniel J. Demonica - Senior Portfolio Manager of the Adviser

      The business address of the Adviser and all of the above-named persons is 401 West Main Street, Suite 2100, Louisville, Kentucky 40202.

Item 27.    PRINCIPAL UNDERWRITERS
--------    ----------------------

      (a) Ultimus Fund Distributors, LLC (the "Distributor") also acts as the principal underwriter for Hussman Investment Trust, Williamsburg Investment Trust, The Berwyn Funds, The Cutler Trust, Oak Value Trust, Profit Funds Investment Trust, Schwartz Investment Trust, The GKM Funds, Stadion Investment Trust, Piedmont Investment Trust, Gardner Lewis Investment Trust, The RAM Funds, Stralem Fund, CM Advisers Family of Funds, TFS Capital Investment Trust, AlphaMark Investment Trust and The Destination Funds, other open-end investment companies.

                                   Position with                  Position with
      (b)   Name                   Distributor                    Registrant
            -------------------    ---------------------------    ------------------------
            Robert G. Dorsey       President/Managing Director    Vice President
            Mark J. Seger          Treasurer/Managing Director    Treasurer
            John F. Splain         Secretary/Managing Director    Secretary
            Theresa M. Bridge      Vice President                 Assistant Treasurer
            Wade R. Bridge         Vice President                 Assistant Secretary
            Steven F. Nienhaus     Vice President                 None
            Craig J. Hunt          Vice President                 None
            Shanda S. Gentry       Vice President                 Assistant Vice President
            Tina H. Bloom          Vice President                 None
            Jeffrey Moeller        Vice President                 None
            Julie M. Schmuelling   Vice President                 Assistant Treasurer

            The address of the Distributor and all of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

      (c)   Inapplicable

Item 28.    LOCATION OF ACCOUNTS AND RECORDS
--------    --------------------------------

      Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator, Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or its investment adviser, Integrity Asset Management, LLC, 401 West Main Street, Suite 2100, Louisville, Kentucky 40202. Certain records, including records relating to the possession of Registrant's securities, may be maintained at the offices of Registrant's custodian, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202.

Item 29.    MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B
--------    -------------------------------------------------

            Inapplicable

Item 30.    UNDERTAKINGS
--------    ------------

            Inapplicable

                                   SIGNATURES
                                   ----------

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Louisville and Commonwealth of Kentucky, on the 26th day of June, 2009.

                                            VERACITY FUNDS

                                            By: /s/ Matthew G. Bevin
                                                ------------------------------
                                                Matthew G. Bevin
                                                President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                     Title                         Date
-------------------------    ----------------------           ---------------


/s/ Matthew G. Bevin         Trustee and President            June 26, 2009
-------------------------    (Principal Executive Officer)
Matthew G. Bevin


/s/ Mark J. Seger            Treasurer                        June 26, 2009
-------------------------    (Senior Financial Officer and
Mark J. Seger                Principal Accounting Officer)


          *                  Trustee
-------------------------
William H. McNett, III
                                                              /s/ Wade R. Bridge
                                                              ------------------
          *                  Trustee                          Wade R. Bridge
-------------------------                                     Attorney-in-fact*
Michael J. Minnaugh                                           June 26, 2009


          *                  Trustee
-------------------------
David L. Eager


          *                  Trustee
-------------------------
Darlene V. Pinnock

                                INDEX TO EXHIBITS
                                -----------------

Item 23(j)  Consent of Independent Registered Public Accounting Firm